UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04267
                                   ----------


                          INSTITUTIONAL FIDUCIARY TRUST
                          -----------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 650 312-2000
                                                           -------------

Date of fiscal year end: 6/30
                         ----

Date of reporting period: 6/30/09
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.



                                  JUNE 30, 2009

ANNUAL REPORT

                                  FRANKLIN CASH
                                  RESERVES FUND

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series

Contents

ANNUAL REPORT
Franklin Cash Reserves Fund ...............................................    1
Performance Summary .......................................................    3
Your Fund's Expenses ......................................................    4
Financial Highlights and Statement of Investments .........................    6
Financial Statements ......................................................    8
Notes to Financial Statements .............................................   11
Report of Independent Registered Public Accounting Firm ...................   16
Tax Designation ...........................................................   17
Board Members and Officers ................................................   18
The Money Market Portfolios ...............................................   22
Shareholder Information ...................................................   39

Annual Report

Franklin Cash Reserves Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Cash Reserves Fund seeks to provide as high a level of current income as is consistent with preservation of shareholders' capital and liquidity. The Fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment goal and policies. The Portfolio, in turn, invests mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers. The Fund attempts to maintain a stable $1.00 share price.

This annual report for Franklin Cash Reserves Fund covers the fiscal year ended June 30, 2009.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN VALUE WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE OVERVIEW

Declining short-term interest rates during the period under review resulted in a decrease in the Fund's yield. In this environment, the Fund's seven-day annualized yield fell from 1.69% on June 30, 2008, to 0.00% on June 30, 2009.

ECONOMIC AND MARKET OVERVIEW

During the 12-month period ended June 30, 2009, economic conditions deteriorated. In February, The Conference Board's Consumer Confidence Index fell to an all-time low since it began in 1967 as the U.S. economy faltered and as

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 7.

              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE


                                 Annual Report | 1
stock markets declined. Despite far-reaching government interventions, the nation's economic troubles worsened as manufacturing activity weakened at its fastest pace in nearly 30 years and as home prices fell at an accelerated rate. Jobless claims mounted and the unemployment rate rose to 9.5% by period-end.(1) Economic growth, as measured by gross domestic product (GDP), fell throughout the period. In 2008's third quarter, GDP was an annualized -2.7%, followed by annualized rates of -5.4%, -6.4% and an estimated -1.0% in 2008's fourth quarter and 2009's first and second quarters, respectively. These declines in GDP reflected broad-based slowdowns in consumer spending, corporate profits and export growth.

PORTFOLIO BREAKDOWN
6/30/09

                                % OF TOTAL
                               INVESTMENTS
                               -----------
Repurchase Agreements             32.2%
Commercial Paper                  26.7%
Certificates of Deposit           21.7%
U.S. Government &                 17.1%
   Agency Securities
Bank Notes                         2.3%

Oil prices were volatile, rising from $140 per barrel at the beginning of the period to a period-high $145 in July. As economic conditions deteriorated in mid-2008, oil prices declined significantly, hitting a period-low $31 in December 2008 before rebounding to end the period at $70. Many other commodity prices followed similar trends; therefore, as prices fell in late 2008, inflation remained muted, and June's inflation rate was an annualized -1.4%.(1) Core inflation, which excludes food and energy costs, rose at a 1.7% annualized rate, which was within the Federal Reserve Board's (Fed's) informal target range of 1.5%-2.0%.(1) The core personal consumption expenditures price index reported a 12-month increase of 1.5%.(2)

A slowing economy and decelerating inflation prompted policymakers to lower interest rates and enact stimulus plans. During the period under review, the Fed lowered the federal funds target rate from 1.5% to a range of 0% to 0.25%. The government implemented the American Recovery and Reinvestment Act, which included tax breaks, money for ailing state governments, aid to the poor and unemployed, and spending on infrastructure, renewable energy, health care and education. The Fed and U.S. Treasury Department also continued programs designed to shore up beleaguered banks' capital, enable freer lending to businesses and consumers, and help struggling home buyers avoid foreclosure.

Most Treasury prices declined during the period, and fixed income spreads were generally wide relative to Treasury yields due to heightened market turbulence and risk aversion. The spread between two-year and 10-year Treasury yields rose to 242 basis points (100 basis points equal one percentage point) at the end of June from 136 basis points at the beginning of the reporting period. The two-year Treasury bill yield fell from 2.63% to 1.11% over the 12-month period, while the 10-year Treasury note yield fell slightly from 3.99% to 3.53%.

(1.) Source: Bureau of Labor Statistics.

(2.) Source: Bureau of Economic Analysis.


                                2 | Annual Report

INVESTMENT STRATEGY

Consistent with our strategy, we invest, through the Portfolio, mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including bank obligations, commercial paper, repurchase agreements and U.S. government securities. We maintain a dollar-weighted average portfolio maturity of 90 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund's cash in derivatives or other relatively volatile securities that we believe involve undue risk.

MANAGER'S DISCUSSION

The 12 months ended June 30, 2009, was the most volatile and challenging period in the history of the money market. Liquidity and credit issues dominated the headlines. The one-month London InterBank Offered Rate, which rose from 2.46% at the beginning of the period to a high of 4.59% in October, dropped to 0.31% at period-end.(3)

Despite these trying times, we continued to invest in high-quality money market securities. For example, 100% of the securities purchased for the Portfolio throughout the year carried short-term credit ratings of A-1 or P-1, or higher, by independent credit rating agency Standard & Poor's or Moody's Investors Service.(4)

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

PERFORMANCE SUMMARY
SYMBOL: INRXX
6/30/09

Seven-day annualized yield           0.00%
Total annual operating expenses(1)
   Without waiver                    0.92%
   With waiver                       0.86%

The administrator has contractually agreed, as of 11/1/08, to limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that common expenses (i.e., a combination of investment management fees, fund administration fees, and other expenses, but excluding Rule 12b-1 fees) do not exceed 0.60% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, liquidations and Treasury Guarantee Program fees) until 10/31/09. To avoid a negative yield, the investment manager, fund administrator and fund distributor have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund, and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions, which are not reflected in the table above, are voluntary and may be modified or discontinued by the investment manager, fund administrator or distributor at any time. There is no guarantee the Fund will be able to avoid a negative yield.

(1.) Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figure shown.

     Annualized yield is for the seven-day period ended 6/30/09. The Fund's average weighted maturity was 49 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE CALL (800) 342-5236 FOR MOST RECENT

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

(3.) Source: British Bankers Association.

(4.) These do not indicate ratings of the Fund.


                                Annual Report | 3

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                4 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
                                             VALUE 1/1/09       VALUE 6/30/09   PERIOD* 1/1/09-6/30/09
                                           -----------------   --------------   ----------------------
Actual                                           $1,000           $1,000.10              $2.73
Hypothetical (5% return before expenses)         $1,000           $1,022.07              $2.76

* Expenses are calculated using the most recent six-month annualized expense ratio, net of voluntary and contractual expense waivers, of 0.55%, which includes the expenses incurred by the Portfolio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                               Annual Report | 5

Institutional Fiduciary Trust

FINANCIAL HIGHLIGHTS

FRANKLIN CASH RESERVES FUND

                                                                            YEAR ENDED JUNE 30,
                                                          ----------------------------------------------------
                                                            2009       2008       2007       2006       2005
                                                          --------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ....................   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                          --------   --------   --------   --------   --------
Income from investment operations - net investment
   income .............................................      0.006      0.034      0.045      0.034      0.013
Less distributions from net investment income .........     (0.006)    (0.034)    (0.045)    (0.034)    (0.013)
                                                          --------   --------   --------   --------   --------
Net asset value, end of year ..........................   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                          ========   ========   ========   ========   ========
Total return ..........................................       0.61%      3.45%      4.56%      3.49%      1.36%
RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by affiliates(a) ..       0.94%      0.87%      0.87%      0.84%      0.98%
Expenses net of waiver and payments by affiliates(a) ..       0.69%      0.81%      0.85%      0.81%      0.85%
Net investment income .................................       0.59%      3.36%      4.48%      3.35%      1.34%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .......................   $147,751   $150,390   $141,685   $142,192   $190,179

(a) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

   The accompanying notes are an integral part of these financial statements.


                                6 | Annual Report

Institutional Fiduciary Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2009


FRANKLIN CASH RESERVES FUND                        SHARES          VALUE
---------------------------                      -----------   ------------
    MUTUAL FUNDS (COST $147,869,092) 100.1%
(a) The Money Market Portfolio, 0.15% ........   147,869,092   $147,869,092
    OTHER ASSETS, LESS LIABILITIES (0.1)% ....                     (117,659)
                                                               ------------
    NET ASSETS 100.0% ........................                 $147,751,433
                                                               ============

(a)  The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                                Annual Report | 7

Institutional Fiduciary Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009

                                                         FRANKLIN
                                                      CASH RESERVES
                                                           FUND
                                                      -------------
Assets:
   Investment in Portfolio, at value and cost .....    $147,869,092
   Cash ...........................................          75,021
   Receivables from capital shares sold ...........         129,494
                                                       ------------
         Total assets .............................     148,073,607
                                                       ============
Liabilities:
   Payables:
      Capital shares redeemed .....................         154,617
      Affiliates ..................................           6,135
      Professional fees ...........................          29,785
      Unaffiliated transfer agent fees ............         118,503
   Accrued expenses and other liabilities .........          13,134
                                                       ------------
         Total liabilities ........................         322,174
                                                       ============
            Net assets, at value ..................    $147,751,433
                                                       ============
Net assets consist of paid-in capital .............    $147,751,433
                                                       ============
Shares outstanding ................................     147,751,433
                                                       ============
Net asset value per share .........................    $       1.00
                                                       ============

   The accompanying notes are an integral part of these financial statements.


                                8 | Annual Report

Institutional Fiduciary Trust

STATEMENT OF OPERATIONS
for the year ended June 30, 2009


                                                                           FRANKLIN
                                                                        CASH RESERVES
                                                                             FUND
                                                                        -------------
Investment income:
   Dividends from Portfolio .........................................    $ 1,776,827
                                                                         -----------
Expenses:
   Administrative fees (Note 3a) ....................................        392,496
   Distribution fees (Note 3b) ......................................        367,825
   Transfer agent fees (Note 3c) ....................................        356,171
   Reports to shareholders ..........................................         13,690
   Registration and filing fees .....................................         25,293
   Professional fees ................................................         47,275
   Trustees' fees and expenses ......................................          3,233
   Temporary Guarantee Program fee (Note 5) .........................         38,284
   Other ............................................................          8,182
                                                                         -----------
      Total expenses ................................................      1,252,449
      Expenses waived/paid by affiliates (Note 3d) ..................       (398,657)
                                                                         -----------
         Net expenses ...............................................        853,792
                                                                         -----------
            Net investment income ...................................        923,035
                                                                         -----------
Net increase (decrease) in net assets resulting from operations .....    $   923,035
                                                                         ===========

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 9

Institutional Fiduciary Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                     FRANKLIN CASH RESERVES FUND
                                                     ---------------------------
                                                         YEAR ENDED JUNE 30,
                                                     ---------------------------
                                                         2009           2008
                                                     ------------   ------------
Increase (decrease) in net assets:
   Net investment income from operations .........   $    923,035   $  4,911,764
   Distributions to shareholders from net
      investment income ..........................       (923,035)    (4,911,764)
   Capital share transactions (Note 2) ...........     (2,638,434)     8,705,308
                                                     ------------   ------------
      Net increase (decrease) in net assets ......     (2,638,434)     8,705,308
Net assets (there is no undistributed net
   investment income at beginning or end of year):
   Beginning of year .............................    150,389,867    141,684,559
                                                     ------------   ------------
   End of year ...................................   $147,751,433   $150,389,867
                                                     ============   ============

   The accompanying notes are an integral part of these financial statements.


                               10 | Annual Report

Institutional Fiduciary Trust

NOTES TO FINANCIAL STATEMENTS

FRANKLIN CASH RESERVES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of two separate funds. The Franklin Cash Reserves Fund (Fund) is included in this report. The financial statements of the remaining fund in the Trust are presented separately.

The Fund invests substantially all of its assets in The Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end investment company. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the closing net asset value of the Portfolio. At June 30, 2009, the Fund owned 1.74% of the Portfolio.

B. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2009, and has determined that no provision for income tax is required in the Fund's financial statements.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income received from the Portfolio are normally declared daily; these dividends are reinvested and paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


                               Annual Report | 11

Institutional Fiduciary Trust

FRANKLIN CASH RESERVES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                                        YEAR ENDED JUNE 30,
                                                    ---------------------------
                                                        2009           2008
                                                    ------------   ------------
Shares sold .....................................   $ 86,567,797   $ 94,248,471
Shares issued in reinvestment of distributions ..        935,405      4,898,965
Shares redeemed .................................    (90,141,636)   (90,442,128)
                                                    ------------   ------------
Net increase (decrease) .........................   $ (2,638,434)  $  8,705,308
                                                    ============   ============


                               12 | Annual Report

Institutional Fiduciary Trust

FRANKLIN CASH RESERVES FUND

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, directors, and/or trustees of the Portfolio and of the following subsidiaries:

SUBSIDIARY                                                   AFFILIATION
----------                                             ----------------------
Franklin Advisers, Inc. (Advisers)                     Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)   Principal underwriter
Franklin Templeton Investor Services, LLC (Investor    Transfer agent
Services)

A. ADMINISTRATIVE FEES

The Fund pays an administrative fee to Advisers of 0.25% per year of the average daily net assets of the Fund.

B. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted a reimbursement distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% per year of its average daily net assets. Costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

C. TRANSFER AGENT FEES

For the year ended June 30, 2009, the Fund paid transfer agent fees of $356,171, of which $98,595 was retained by Investor Services.

D. WAIVER AND EXPENSE REIMBURSEMENTS

Advisers has agreed in advance to waive all or a portion of its fees and to assume payment of other expenses through October 31, 2009 so that its common expense ratio, including its share of the Portfolio's allocated expenses, does not exceed 0.60% on an annualized basis. After October 31, 2009, Advisers may discontinue this waiver at any time upon notice to the Fund's Board of Trustees. In addition, Advisers and Distributors have agreed in advance to limit their expenses such that the Fund does not return a negative yield to its shareholders. This resulted in an additional waiver of $220,490 for the year ended June 30, 2009. Total expenses waived or paid are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end.


                               Annual Report | 13

Institutional Fiduciary Trust

FRANKLIN CASH RESERVES FUND

4. INCOME TAXES

The tax character of distributions paid during the years ended June 30, 2009 and 2008, was as follows:

                                     2009        2008
                                   --------   ----------
Distributions paid from ordinary
   income ......................   $923,035   $4,911,764
                                   --------   ----------

At June 30, 2009, the cost of investments and undistributed ordinary income for income tax purposes were as follows:

Cost of investments .....................................   $147,869,092
                                                            ------------
Distributable earnings - undistributed ordinary income ..   $      5,640
                                                            ============

5. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

On October 6, 2008, the Fund's Board of Trustees approved the participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds ("Program") through December 18, 2008, which was subsequently extended through April 30, 2009. Under the Program, shares held by the Fund as of the close of business on September 19, 2008 ("Program Date") were insured against loss in the event the Fund liquidated its holdings during the term of the Program and the per share value at the time of liquidation dropped below $0.995. For participation in the initial three months of the Program, the Fund paid 0.01% of its net assets as of the Program Date, and paid an additional 0.015% of its net assets as of the Program Date to participate in the extension. This expense was borne by the Fund without regard to any expense limitation currently in effect for the Fund. The fees were amortized over the term of the Program. Although the U.S. Department of the Treasury extended the Program with a third and final installment, through September 18, 2009, the Fund elected not to participate in this extension. Thus, the Fund's participation in the Program ended on April 30, 2009.

6. UPCOMING LIQUIDATION

On April 14, 2009, the Board of Trustees approved a proposal to liquidate the Fund. The Fund is scheduled to liquidate on October 16, 2009.


                               14 | Annual Report

Institutional Fiduciary Trust

FRANKLIN CASH RESERVES FUND

7. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on July 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At June 30, 2009, all of the Fund's investments in securities carried at fair value were in Level 1 inputs.

8. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 14, 2009 and determined that no events have occurred that require disclosure.


                                 Annual Report | 15

Institutional Fiduciary Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN CASH RESERVES FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Cash Reserves Fund (the "Fund") at June 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments with the Portfolio's transfer agent at June 30, 2009, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 14, 2009


                               16 | Annual Report

Institutional Fiduciary Trust

TAX DESIGNATION (UNAUDITED)

FRANKLIN CASH RESERVES FUND

Under Section 871(k)(1)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $902,562 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended June 30, 2009.


                               Annual Report | 17

Institutional Fiduciary Trust

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

                                                                          NUMBER OF
                                                                        PORTFOLIOS IN
                                                                        FUND COMPLEX
NAME, YEAR OF BIRTH                                    LENGTH OF         OVERSEEN BY
AND ADDRESS                         POSITION          TIME SERVED       BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
-------------------             ---------------   ------------------   --------------   --------------------------------------
HARRIS J. ASHTON (1932)         Trustee           Since 1985           135              Bar-S Foods (meat packing company).
One Franklin Parkways
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

ROBERT F. CARLSON (1928)        Trustee           Since 1998           112              None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Retired; and FORMERLY, Vice President, senior member and President, Board of Administration, California Public Employees
Retirement Systems (CALPERS) (1971-2008); member and Chairman of the Board, Sutter Community Hospitals; member, Corporate
Board, Blue Shield of California; and Chief Counsel, California Department of Transportation.

SAM GINN (1937)                 Trustee           Since 2007           112              Chevron Corporation (global energy
One Franklin Parkway                                                                    company) and ICO Global
San Mateo, CA 94403-1906                                                                Communications (Holdings) Limited
                                                                                        (satellite company).
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC (wireless company); Chairman of the Board and
Chief Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Groups (telephone holding company) (1988-1994).

EDITH E. HOLIDAY (1952)         Trustee           Since 2005           135              Hess Corporation (exploration and
One Franklin Parkway                                                                    refining of oil and gas), H.J. Heinz
San Mateo, CA 94403-1906                                                                Company (processed foods and allied
                                                                                        products), RTI International Metals,
                                                                                        Inc. (manufacture and distribution
                                                                                        of titanium), Canadian National
                                                                                        Railway (railroad) and White
                                                                                        Mountains Insurance Group, Ltd.
                                                                                        (holding company).
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and
Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to
the Secretary and Assistant Secretary for Public Affairs and Public Liaison - United States Treasury Department (1988-1989).


                               18 | Annual Report

                                                                          NUMBER OF
                                                                        PORTFOLIOS IN
                                                                        FUND COMPLEX
NAME, YEAR OF BIRTH                                    LENGTH OF         OVERSEEN BY
AND ADDRESS                         POSITION          TIME SERVED       BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
-------------------             ---------------   ------------------   --------------   --------------------------------------
FRANK W.T. LAHAYE (1929)        Trustee           Since 1985           112              Center for Creative Land Recycling
One Franklin Parkway                                                                    (brownfield redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).

FRANK A. OLSON (1932)           Trustee           Since 2005           135              Hess Corporation (exploration and
One Franklin Parkway                                                                    refining of oil and gas) and Sentient
San Mateo, CA 94403-1906                                                                Jet (private jet service).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive
Officer (1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).

LARRY D. THOMPSON (1945)        Trustee           Since 2007           143              None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior
Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy
Attorney General, U.S. Department of Justice (2001-2003).

JOHN B. WILSON (1959)           Lead              Trustee since        112              None
One Franklin Parkway            Independent       2007 and Lead
San Mateo, CA 94403-1906        Trustee           Independent
                                                  Trustee since
                                                  2008

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial
Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Senior Vice
President - Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain &
Company (consulting firm) (1986-1990).

INTERESTED BOARD MEMBERS AND OFFICERS

                                                                          NUMBER OF
                                                                        PORTFOLIOS IN
                                                                        FUND COMPLEX
NAME, YEAR OF BIRTH                                    LENGTH OF         OVERSEEN BY
AND ADDRESS                         POSITION          TIME SERVED       BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
-------------------             ---------------   ------------------   --------------   --------------------------------------
**CHARLES B. JOHNSON (1933)     Trustee and       Trustee since        135              None
One Franklin Parkway            Chairman of       1985 and
San Mateo, CA 94403-1906        the Board         Chairman of the
                                                  Board since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide,
Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton Investments.


                               Annual Report | 19

                                                                          NUMBER OF
                                                                        PORTFOLIOS IN
                                                                        FUND COMPLEX
NAME, YEAR OF BIRTH                                    LENGTH OF        OVERSEEN BY
AND ADDRESS                         POSITION          TIME SERVED       BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
-------------------             ---------------   ------------------   --------------   --------------------------------------
**GREGORY E. JOHNSON (1961)     Trustee           Since 2007           91               None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, President and Chief Executive Officer, Franklin Resources, Inc.; President, Templeton Worldwide, Inc.; Director,
Templeton Asset Management Ltd.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 32 of the investment companies in Franklin Templeton Investments.

JAMES M. DAVIS (1952)           Chief             Chief Compliance     Not Applicable   Not Applicable
One Franklin Parkway            Compliance        Officer since 2004
San Mateo, CA 94403-1906        Officer and       and Vice President
                                Vice President    - AML Compliance
                                - AML             since 2006
                                Compliance

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc.
and of 45 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin
Resources, Inc. (1994-2001).

LAURA F. FERGERSON (1962)       Chief Executive   Since March 2009     Not Applicable   Not Applicable
One Franklin Parkway            Officer -
San Mateo, CA 94403-1906        Finance and
                                Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of
most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton
Services, LLC (1997-2003).

GASTON GARDEY (1967)            Treasurer,        Since March 2009     Not Applicable   Not Applicable
One Franklin Parkway            Chief Financial
San Mateo, CA 94403-1906        Officer and
                                Chief
                                Accounting
                                Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton
Investments.

ALIYA S. GORDON (1973)          Vice President    Since March 2009     Not Applicable   Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Associate General Counsel, Franklin Templeton Investments; officer of 45 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

DAVID P. GOSS (1947)            Vice President    Since 2000           Not Applicable   Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and/or director, as the case maybe, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.


                               20 | Annual Report

                                                                          NUMBER OF
                                                                        PORTFOLIOS IN
                                                                        FUND COMPLEX
NAME, YEAR OF BIRTH                                    LENGTH OF         OVERSEEN BY
AND ADDRESS                         POSITION          TIME SERVED       BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
-------------------             ---------------   ------------------   --------------   --------------------------------------
RUPERT H. JOHNSON, JR. (1940)   President and     Since 2002           Not Applicable   Not Applicable
One Franklin Parkway            Chief
San Mateo, CA 94403-1906        Executive
                                Officer -
                                Investment
                                Management

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 43 of the investment companies in
Franklin Templeton Investments.

KAREN L. SKIDMORE (1952)        Vice President    Since 2006           Not Applicable   Not Applicable
One Franklin Parkway            and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 29 of the investment companies in Franklin
Templeton Investments.

CRAIG S. TYLE (1960)            Vice President    Since 2005           Not Applicable   Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman &
Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's administrator and distributor. Gregory E. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2007. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT BOARD MEMBER AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL (800) DIAL BEN/(800) 342-5236 TO REQUEST THE SAI.


                               Annual Report | 21

The Money Market Portfolios

FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                                                                YEAR ENDED JUNE 30,
                                                    ------------------------------------------------------------------
                                                       2009           2008         2007           2006         2005
                                                    ----------     ----------   ----------     ----------   ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..............   $     1.00     $     1.00   $     1.00     $     1.00   $     1.00
                                                    ----------     ----------   ----------     ----------   ----------
Income from investment operations:
   Net investment income ........................        0.011          0.040        0.052          0.041        0.020
   Net realized and unrealized gains (losses) ...          (--)(a)         --          (--)(a)         --           --
                                                    ----------     ----------   ----------     ----------   ----------
Less distributions from net investment income ...       (0.011)        (0.040)      (0.052)        (0.041)      (0.020)
                                                    ----------     ----------   ----------     ----------   ----------
Net asset value, end of year ....................   $     1.00  $        1.00   $     1.00     $     1.00   $     1.00
                                                    ==========     ==========   ==========     ==========   ==========
Total return ....................................         1.14%          4.10%        5.28%          4.15%        2.06%
RATIOS TO AVERAGE NET ASSETS
Expenses(b) .....................................         0.15%          0.16%        0.15%          0.16%        0.16%
Net investment income ...........................         1.12%          4.02%        5.17%          4.09%        2.04%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .................   $8,520,392     $7,028,194   $6,580,101     $4,993,739   $5,676,479

(a)  Amount rounds to less than $0.001 per share.

(b)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               22 | Annual Report

The Money Market Portfolios

STATEMENT OF INVESTMENTS, JUNE 30, 2009

                                                                                            PRINCIPAL
THE MONEY MARKET PORTFOLIO                                                                 AMOUNT (a)         VALUE
--------------------------                                                                ------------   --------------
    INVESTMENTS 100.6%
    BANK NOTES (COST $200,000,000) 2.3%
    Wells Fargo Bank NA, 0.20%, 7/07/09 ...............................................   $200,000,000   $  200,000,000
                                                                                                         --------------
    CERTIFICATES OF DEPOSIT 21.8%
    Australia and New Zealand Banking Group Ltd., New York Branch, 0.26%, 7/08/09 .....     50,000,000       50,000,097
    Australia and New Zealand Banking Group Ltd., New York Branch, 0.33%, 8/17/09 .....    100,000,000      100,001,305
    Bank of Montreal, Chicago Branch, 0.26%, 7/13/09 ..................................    100,000,000      100,000,333
    Bank of Montreal, Chicago Branch, 0.31%, 10/01/09 .................................     50,000,000       50,000,000
    Bank of Nova Scotia, Houston Branch, 0.27%, 8/11/09 ...............................    100,000,000      100,000,000
    Bank of Nova Scotia, Houston Branch, 0.31% - 0.58%, 7/08/09 - 9/21/09 .............    100,000,000      100,000,000
    Banque Nationale De Paris, San Francisco Branch, 1.01%, 7/23/09 ...................    100,000,000      100,000,000
    Banque Nationale De Paris, San Francisco Branch, 1.32%, 8/20/09 ...................    100,000,000      100,000,000
    Calyon NY, New York Branch, 0.26% - 1.05%, 7/10/09 - 8/18/09 ......................    200,000,000      200,000,277
    Lloyds TSB Bank PLC, New York Branch, 0.27%, 7/06/09 (United Kingdom) .............    100,000,000      100,000,000
    Lloyds TSB Bank PLC, New York Branch, 0.27%, 7/13/09 (United Kingdom) .............    100,000,000      100,000,000
    National Australia Bank, New York Branch, 0.55%, 7/01/09 ..........................    100,000,000      100,000,000
    National Australia Bank, New York Branch, 0.41% - 0.57%, 7/09/09 - 8/06/09 ........     55,500,000       55,505,508
    Royal Bank of Canada, New York Branch, 0.265%, 8/12/09 ............................    200,000,000      200,001,166
    Societe Generale, New York Branch, 0.28%, 7/09/09 .................................    200,000,000      200,000,000
    The Toronto-Dominion Bank, New York Branch, 0.22%, 7/09/09 ........................    150,000,000      150,000,000
    The Toronto-Dominion Bank, New York Branch, 0.95%, 9/28/09 ........................     50,000,000       50,000,000
                                                                                                         --------------
    TOTAL CERTIFICATES OF DEPOSIT (COST $1,855,508,686) ...............................                   1,855,508,686
                                                                                                         --------------
(b) COMMERCIAL PAPER 26.9%
    Australia and New Zealand Banking Group Ltd., 7/27/09 .............................     50,000,000       49,975,444
    Bank of Montreal, 9/16/09 .........................................................     50,000,000       49,965,778
    Chevron Funding Corp., 8/03/09 ....................................................     40,000,000       39,992,667
    Chevrontexaco Funding Corp., 7/16/09 ..............................................     75,000,000       74,992,500
    Commonwealth Bank of Australia, 7/20/09 - 8/31/09 .................................    220,000,000      219,890,939
    Government of Canada, 11/03/09 (Canada) ...........................................    100,000,000       99,722,222
    Government of Canada, 7/14/09 - 2/09/10 (Canada) ..................................     95,000,000       94,893,612
    Internationale Nederlanden U.S. Funding Corp., 7/07/09 ............................     50,000,000       49,998,083
    Internationale Nederlanden U.S. Funding Corp., 7/09/09 ............................    100,000,000       99,994,667
    Johnson & Johnson, 10/26/09 - 12/17/09 ............................................    128,135,000      127,990,941
    JPMorgan Chase & Co., 7/02/09 .....................................................    100,000,000       99,999,306
    JPMorgan Chase & Co., 7/15/09 .....................................................    100,000,000       99,990,278
    National Australia Funding, 7/07/09 ...............................................     50,000,000       49,995,333
    Province of British Columbia, 7/13/09 - 3/19/10 (Canada) ..........................    267,000,000      266,755,142
    Province of Ontario, 9/16/09 - 9/17/09 (Canada) ...................................     75,000,000       74,959,549
    Rabobank USA Finance Corp., 7/23/09 ...............................................     50,000,000       49,977,389
    Rabobank USA Finance Corp., 9/14/09 ...............................................     91,000,000       90,941,229
    Societe Generale North America, 7/01/09 ...........................................    100,000,000      100,000,000
    Total Fina ELF Capital, 7/01/09 ...................................................    150,000,000      150,000,000
    Total Fina ELF Capital, 9/09/09 ...................................................    100,000,000       99,953,333
    Total Fina ELF Capital, 9/22/09 ...................................................    100,000,000       99,942,361
    Westpac Banking Corp., 7/17/09 - 9/09/09 ..........................................    100,000,000       99,950,277
    Westpac Banking Corp., 9/23/09 ....................................................    100,000,000       99,923,000
                                                                                                         --------------
    TOTAL COMMERCIAL PAPER (COST $2,289,804,050) ......................................                   2,289,804,050
                                                                                                         --------------


                               Annual Report | 23

The Money Market Portfolios

                                                                                            PRINCIPAL
THE MONEY MARKET PORTFOLIO                                                                 AMOUNT (a)         VALUE
--------------------------                                                                ------------   --------------
    INVESTMENTS (CONTINUED)
    U.S. GOVERNMENT AND AGENCY SECURITIES 17.2%
(b) FHLB, 7/01/09 .....................................................................   $126,420,000   $  126,420,000
    FHLB, 0.56%, 6/22/10 ..............................................................     50,000,000       49,986,576
    FHLMC, 1.25%, 3/18/10 .............................................................     25,000,000       25,045,647
    FHLMC, 1.25%, 3/23/10 .............................................................    122,080,000      122,249,029
(b) FNMA, 7/22/09 .....................................................................     50,000,000       49,985,708
(b) International Bank for Reconstruction & Development, 7/01/09 - 12/23/09
       (Supranational (c)) ............................................................     95,000,000       94,944,583
(b) U.S. Treasury Bill, 7/02/09 .......................................................    150,000,000      149,995,396
(b) U.S. Treasury Bill, 7/30/09 - 8/06/09 .............................................    100,000,000       99,967,091
(b) U.S. Treasury Bill, 9/15/09 .......................................................    200,000,000      199,818,445
(b) U.S. Treasury Bill, 1/14/10 .......................................................    100,000,000       99,751,698
(b) U.S. Treasury Bill, 4/01/10 .......................................................    200,000,000      199,363,901
(b) U.S. Treasury Bill, 6/03/10 .......................................................    250,000,000      248,838,286
                                                                                                         --------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $1,466,366,360) .................                   1,466,366,360
                                                                                                         --------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $5,811,679,096) ..............                   5,811,679,096
                                                                                                         --------------
(d) REPURCHASE AGREEMENTS 32.4%
    Banc of America Securities LLC, 0.01%, 7/01/09 (Maturity Value $86,735,024)
       Collateralized by U.S. Treasury Notes, 0.875%, 4/15/10 - 1/31/11 ...............     86,735,000       86,735,000
    Banc of America Securities LLC, 0.05%, 7/01/09 (Maturity Value $ 840,001,167)
       Collateralized by U.S. Government Agency Securities, 0.00% - 6.21%,
       8/03/09 - 6/05/36 ..............................................................    840,000,000      840,000,000
    Barclays Capital Inc., 0.01%, 7/01/09 (Maturity Value $405,000,112)
       Collateralized by U.S. Treasury Notes, 1.50%, 12/31/13 .........................    405,000,000      405,000,000
    Deutsche Bank Securities Inc., 0.01%, 7/01/09 (Maturity Value $ 586,105,163)
       Collateralized by U.S. Treasury Notes, 0.875% - 3.125%, 4/30/10 - 9/30/13; and
(b)    U.S. Treasury Bills, 9/17/09 ...................................................    586,105,000      586,105,000
    HSBC Securities (USA) Inc., 0.04%, 7/01/09 (Maturity Value $790,000,878)
       Collateralized by U.S. Government Agency Securities, 1.45% - 10.35%,
       9/10/10 - 10/08/27 .............................................................    790,000,000      790,000,000
    UBS Securities LLC, 0.07%, 7/01/09 (Maturity Value $50,000,097)
       Collateralized by U.S. Government Agency Securities, 0.85%, 12/03/10 ...........     50,000,000       50,000,000
                                                                                                         --------------
    TOTAL REPURCHASE AGREEMENTS (COST $2,757,840,000) .................................                   2,757,840,000
                                                                                                         --------------
    TOTAL INVESTMENTS (COST $8,569,519,096) 100.6% ....................................                   8,569,519,096
    OTHER ASSETS, LESS LIABILITIES (0.6)% .............................................                     (49,126,719)
                                                                                                         --------------
    NET ASSETS 100.0% .................................................................                  $8,520,392,377
                                                                                                         ==============

See Abbreviations on page 32.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The security is traded on a discount basis with no stated coupon rate.

(c) A supranational organization is an entity formed by two or more central governments through international treaties.

(d)  See Note 1(b) regarding repurchase agreements.

   The accompanying notes are an integral part of these financial statements.


                               24 | Annual Report

The Money Market Portfolios

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009

                                                                       THE
                                                                   MONEY MARKET
                                                                    PORTFOLIO
                                                                  --------------
Assets:
   Investments in securities, at amortized cost ...............   $5,811,679,096
   Repurchase agreements, at value and cost ...................    2,757,840,000
                                                                  --------------
         Total investments ....................................   $8,569,519,096
   Receivables:
      Capital shares sold .....................................          456,390
      Interest receivable .....................................        2,094,221
                                                                  --------------
         Total assets .........................................    8,572,069,707
                                                                  --------------
Liabilities:
   Payables:
      Investment securities purchased .........................       50,000,000
      Affiliates ..............................................        1,069,924
   Funds advanced by custodian ................................          454,490
   Accrued expenses and other liabilities .....................          152,916
                                                                  --------------
         Total liabilities ....................................       51,677,330
                                                                  --------------
            Net assets, at value ..............................   $8,520,392,377
                                                                  --------------
Net assets consist of:
   Paid-in capital ............................................   $8,523,624,394
   Accumulated net realized gain (loss) .......................       (3,232,017)
                                                                  --------------
            Net assets, at value ..............................   $8,520,392,377
                                                                  ==============
Shares outstanding ............................................    8,523,624,394
                                                                  ==============
Net asset value per share .....................................   $         1.00
                                                                  ==============

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 25

The Money Market Portfolios

STATEMENT OF OPERATIONS for the
year ended June 30, 2009

                                                                       THE
                                                                  MONEY MARKET
                                                                    PORTFOLIO
                                                                  ------------
Investment income:
   Interest ...................................................   $109,770,988
                                                                  ------------
Expenses:
   Management fees (Note 3a) ..................................     12,958,059
   Custodian fees (Note 4) ....................................        157,952
   Reports to shareholders ....................................          7,672
   Professional fees ..........................................        127,620
   Other ......................................................        132,248
                                                                  ------------
      Total expenses ..........................................     13,383,551
      Expense reductions (Note 4) .............................        (13,198)
                                                                  ------------
         Net expenses .........................................     13,370,353
                                                                  ------------
            Net investment income .............................     96,400,635
                                                                  ------------
Net realized gain (loss) from investments .....................     (3,212,548)
                                                                  ------------
Net increase (decrease) in net assets resulting from
   operations .................................................   $ 93,188,087
                                                                  ============

   The accompanying notes are an integral part of these financial statements.


                               26 | Annual Report

The Money Market Portfolios

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    THE MONEY MARKET PORTFOLIO
                                                                                 -------------------------------
                                                                                       YEAR ENDED JUNE 30,
                                                                                 -------------------------------
                                                                                      2009             2008
                                                                                 --------------   --------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ...................................................  $   96,400,635   $  271,686,303
      Net realized gain (loss) from investments ...............................      (3,212,548)              --
                                                                                 --------------   --------------
         Net increase (decrease) in net assets resulting from operations ......      93,188,087      271,686,303
                                                                                 --------------   --------------
   Distributions to shareholders from net investment income ...................     (96,400,635)    (271,686,303)
   Capital share transactions (Note 2) ........................................   1,495,410,735      448,092,878
                                                                                 --------------   --------------
         Net increase (decrease) in net assets ................................   1,492,198,187      448,092,878
Net assets (there is no undistributed net investment income at beginning or end of year):
   Beginning of year ..........................................................   7,028,194,190    6,580,101,312
                                                                                 --------------   --------------
   End of year ................................................................  $8,520,392,377   $7,028,194,190
                                                                                 ==============   ==============

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 27

The Money Market Portfolios

NOTES TO FINANCIAL STATEMENTS

THE MONEY MARKET PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio). The shares of the Portfolio are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio's significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Trust's Board of Trustees.

B. REPURCHASE AGREEMENTS

The Portfolio may enter into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. All repurchase agreements held by the Portfolio at year end had been entered into on June 30, 2009. Repurchase agreements are valued at cost.

C. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Portfolio's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Portfolio has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2009, and has determined that no provision for income tax is required in the Portfolio's financial statements.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends are reinvested and paid monthly. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted


                               28 | Annual Report

The Money Market Portfolios

THE MONEY MARKET PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Portfolio, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio's shares at $1.00 per share were as follows:

                                                             YEAR ENDED JUNE 30,
                                                    ----------------------------------
                                                          2009               2008
                                                    ----------------   ---------------
Shares sold .....................................   $ 14,699,668,141   $ 8,390,404,437
Shares issued in reinvestment of distributions ..         96,416,354       271,685,448
Shares redeemed .................................    (13,300,673,760)   (8,213,997,007)
                                                    ----------------   ---------------
Net increase (decrease) .........................   $  1,495,410,735   $   448,092,878
                                                    ================   ===============


                               Annual Report | 29

The Money Market Portfolios

THE MONEY MARKET PORTFOLIO

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, directors, and/or trustees of the Franklin Money Fund, the Franklin Templeton Money Fund Trust, the Institutional Fiduciary Trust, and of the following subsidiaries:

SUBSIDIARY                                                AFFILIATION
----------                                            -------------------
Franklin Advisers, Inc. (Advisers)                    Investment manager
Franklin Templeton Investor Services, LLC (Investor
   Services)                                          Transfer agent

A. MANAGEMENT FEES

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

B. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

C. OTHER AFFILIATED TRANSACTIONS

At June 30, 2009, the shares of the Portfolio were owned by the following entities:

                                                                             PERCENTAGE OF
                                                               SHARES      OUTSTANDING SHARES
                                                           -------------   ------------------
Institutional Fiduciary Trust - Money Market Portfolio..   5,354,079,725         62.81%
Franklin Money Fund.....................................   2,558,928,082         30.02%
Franklin Templeton Money Fund Trust -
   Franklin Templeton Money Fund........................     462,747,495          5.43%
Institutional Fiduciary Trust - Franklin Cash
   Reserves Fund........................................     147,869,092          1.74%

4. EXPENSE OFFSET ARRANGEMENT

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the year ended June 30, 2009, the custodian fees were reduced as noted in the Statement of Operations.


                                30| Annual Report

The Money Market Portfolios

THE MONEY MARKET PORTFOLIO

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At June 30, 2009, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:

2016....   $   19,469
2017....    3,212,548
           ----------
           $3,232,017
           ==========

The tax character of distributions paid during the years ended June 30, 2009 and 2008, was as follows:

                                               2009         2008
                                           -----------  ------------
Distributions paid from ordinary income..  $96,400,635  $271,686,303
                                           ===========  ============

At June 30, 2009, the cost of investments and undistributed ordinary income for book and income tax purposes were the same.

6. FAIR VALUE MEASUREMENTS

The Portfolio adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on July 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Portfolio has determined that the implementation of SFAS 157 did not have a material impact on the Portfolio's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value


                               Annual Report | 31

The Money Market Portfolios

THE MONEY MARKET PORTFOLIO

6. FAIR VALUE MEASUREMENTS (CONTINUED)

of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

At June 30, 2009, all the Portfolio's investments in securities carried at fair value were in Level 2 inputs. For detailed industry descriptions, see the accompanying Statement of Investments.

7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 14, 2009 and determined that no events have occurred that require disclosure.

ABBREVIATIONS

SELECTED PORTFOLIO

FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA  - Federal National Mortgage Association


                                32| Annual Report

The Money Market Portfolios

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE MONEY MARKET PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Money Market Portfolio (the "Fund") at June 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 14, 2009


                               Annual Report | 33

The Money Market Portfolios

TAX DESIGNATION (UNAUDITED)

Under Section 871(k)(1)(C) of the Internal Revenue Code (Code), the Portfolio designates the maximum amount allowable but no less than $93,335,422 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended June 30, 2009.


                               34 | Annual Report

The Money Market Portfolios

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

                                                                          NUMBER OF
                                                                        PORTFOLIOS IN
                                                                        FUND COMPLEX
NAME, YEAR OF BIRTH                                   LENGTH OF          OVERSEEN BY
AND ADDRESS                         POSITION         TIME SERVED        BOARD MEMBER*              OTHER DIRECTORSHIPS HELD
-------------------             ---------------   ------------------   --------------   --------------------------------------------
HARRIS J. ASHTON (1932)         Trustee           Since 1992           135              Bar-S Foods (meat packing company)
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

ROBERT F. CARLSON (1928)        Trustee           Since 1998           112              None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Retired; and FORMERLY, Vice President, senior member and President, Board of Administration, California Public Employees Retirement
Systems (CALPERS) (1971-2008); member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
California; and Chief Counsel, California Department of Transportation.

SAM GINN (1937)                 Trustee           Since 2007           112              Chevron Corporation (global energy company)
One Franklin Parkway                                                                    and ICO Global Communications (Holdings)
San Mateo, CA 94403-1906                                                                Limited (satellite company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC (wireless company); Chairman of the Board and Chief
Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Groups (telephone holding company) (1988-1994).

EDITH E. HOLIDAY (1952)         Trustee           Since 2005           135              Hess Corporation (exploration and refining
One Franklin Parkway                                                                    of oil and gas), H.J. Heinz Company
San Mateo, CA 94403-1906                                                                (processed foods and allied products), RTI
                                                                                        International Metals, Inc. (manufacture and
                                                                                        distribution of titanium), Canadian National
                                                                                        Railway (railroad) and White Mountains
                                                                                        Insurance Group, Ltd. (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison - United States Treasury Department (1988-1989).


                               Annual Report | 35

                                                                          NUMBER OF
                                                                        PORTFOLIOS IN
                                                                        FUND COMPLEX
NAME, YEAR OF BIRTH                                   LENGTH OF          OVERSEEN BY
AND ADDRESS                         POSITION         TIME SERVED        BOARD MEMBER*              OTHER DIRECTORSHIPS HELD
-------------------             ---------------   ------------------   --------------   --------------------------------------------
FRANK W.T. LAHAYE (1929)        Trustee           Since 1992           112              Center for Creative Land Recycling
One Franklin Parkway                                                                    (brownfield redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).

FRANK A. OLSON (1932)           Trustee           Since 2007           135              Hess Corporation (exploration and refining
One Franklin Parkway                                                                    of oil and gas) and Sentient Jet (private
San Mateo, CA 94403-1906                                                                jet service).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).

LARRY D. THOMPSON (1945)        Trustee           Since 2007           143              None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of
The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General,
U.S. Department of Justice (2001-2003).

JOHN B. WILSON (1959)           Lead              Trustee since        112              None
One Franklin Parkway            Independent       2007 and Lead
San Mateo, CA 94403-1906        Trustee           Independent
                                                  Trustee since
                                                  2008

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Senior Vice President - Corporate
Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm)
(1986-1990).

INTERESTED BOARD MEMBERS AND OFFICERS

                                                                          NUMBER OF
                                                                        PORTFOLIOS IN
                                                                        FUND COMPLEX
NAME, YEAR OF BIRTH                                   LENGTH OF          OVERSEEN BY
AND ADDRESS                         POSITION         TIME SERVED        BOARD MEMBER*              OTHER DIRECTORSHIPS HELD
-------------------             ---------------   ------------------   --------------   --------------------------------------------
**CHARLES B. JOHNSON (1933)     Trustee and       Trustee since        135              None
One Franklin Parkway            Chairman of       1992 and
San Mateo, CA 94403-1906        the Board         Chairman of the
                                                  Board since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide, Inc.;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.


                               36 | Annual Report

                                                                          NUMBER OF
                                                                        PORTFOLIOS IN
                                                                        FUND COMPLEX
NAME, YEAR OF BIRTH                                   LENGTH OF          OVERSEEN BY
AND ADDRESS                         POSITION         TIME SERVED        BOARD MEMBER*              OTHER DIRECTORSHIPS HELD
-------------------             ---------------   ------------------   --------------   --------------------------------------------
**GREGORY E. JOHNSON (1961)     Trustee           Since 2007           91               None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, President and Chief Executive Officer, Franklin Resources, Inc.; President, Templeton Worldwide, Inc.; Director, Templeton
Asset Management Ltd.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 32 of the investment companies in Franklin Templeton Investments.

JAMES M. DAVIS (1952)           Chief             Chief Compliance     Not Applicable   Not Applicable
One Franklin Parkway            Compliance        Officer since 2004
San Mateo, CA 94403-1906        Officer and       and Vice President
                                Vice President    - AML Compliance
                                - AML             since 2006
                                Compliance

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of
45 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc.
(1994-2001).

LAURA F. FERGERSON (1962)       Chief             Since March 2009     Not Applicable   Not Applicable
One Franklin Parkway            Executive
San Mateo, CA 94403-1906        Officer -
                                Finance and
                                Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).

GASTON GARDEY (1967)            Treasurer,        Since March 2009     Not Applicable   Not Applicable
One Franklin Parkway            Chief Financial
San Mateo, CA 94403-1906        Officer and
                                Chief
                                Accounting
                                Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton
Investments.

ALIYA S. GORDON (1973)          Vice President    Since March 2009     Not Applicable   Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Associate General Counsel, Franklin Templeton Investments; officer of 45 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

DAVID P. GOSS (1947)            Vice President    Since 2000           Not Applicable   Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and/or director, as the case maybe, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.


                               Annual Report | 37

                                                                          NUMBER OF
                                                                        PORTFOLIOS IN
                                                                        FUND COMPLEX
NAME, YEAR OF BIRTH                                   LENGTH OF          OVERSEEN BY
AND ADDRESS                         POSITION         TIME SERVED        BOARD MEMBER*              OTHER DIRECTORSHIPS HELD
-------------------             ---------------   ------------------   --------------   --------------------------------------------
RUPERT H. JOHNSON, JR. (1940)   President and     Since 2002           Not Applicable   Not Applicable
One Franklin Parkway            Chief
San Mateo, CA 94403-1906        Executive
                                Officer -
                                Investment
                                Management

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 43 of the investment companies in Franklin
Templeton Investments.

KAREN L. SKIDMORE (1952)        Vice President    Since 2006           Not Applicable   Not Applicable
One Franklin Parkway            and Secretary
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 29 of the investment companies in Franklin
Templeton Investments.

CRAIG S. TYLE (1960)            Vice President    Since 2005           Not Applicable   Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman & Sterling,
LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's administrator and distributor. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2006. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL (800) DIAL BEN/(800) 342-5236 TO REQUEST THE SAI.


                               38 | Annual Report

Institutional Fiduciary Trust

SHAREHOLDER INFORMATION

FRANKLIN CASH RESERVES FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held April 14, 2009, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for Franklin Cash Reserves Fund, one of the two separate funds within the Trust (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis report prepared by management. The Lipper reports compared each Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged each Fund. Such material also discussed some of the actions taken by management in coping with problems arising out of the past year's financial upheaval.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished it showing that the investment policies


                               Annual Report | 39

Institutional Fiduciary Trust

FRANKLIN CASH RESERVES FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Among other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, and the continuous enhancements to and high industry ranking given the Franklin Templeton website. Particular attention was given to the overall performance and actions taken by the Manager and its affiliates in response to problems arising out of the market turmoil and financial crisis experienced during the past year. In this respect, the Board noted that management's independent credit analysis and diligent risk management procedures had minimized exposure of funds within the Franklin Templeton complex to subprime mortgages and that its continuous monitoring of counterparty credit risk had limited fund exposure to firms experiencing financial difficulties like Bear Stearns and AIG. The same type of conservative approach and attention to risk had also prevented any structured investment products or other volatile instruments from being held in the portfolios of the Fund or any of the other money market funds within the Franklin Templeton complex. The Board also took into account, among other things, management's efforts in establishing a $725 million global credit facility for the benefit of the funds and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager's parent company and its commitment to the mutual fund business. The Board also noted that during the past year Franklin Templeton Investments, like many other fund managers, had announced a hiring freeze and implemented employee reductions, and the Board discussed with


                                40 | Annual Report

Institutional Fiduciary Trust

FRANKLIN CASH RESERVES FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

management the nature of such reductions and steps being taken to minimize any negative impact on the nature and quality of services being provided the Fund.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewal. The Lipper reports prepared for the Fund showed its investment performance in comparison to a performance universe selected by Lipper for the one-year period ended January 31, 2009, and for additional yearly periods ended that date depending on when the Fund commenced operations. The following summarizes the performance results for the Fund and the Board's view of such performance.

The performance universe for the Fund consisted of the Fund and all institutional money market funds as selected by Lipper. The Lipper report comparison showed the Fund's total return to be in the lowest quintile of its performance universe for the one-year period as well as for each of the previous three-, five- and 10-year periods on an annualized basis. In discussing such performance, management pointed out that the Fund followed a very conservative approach with investments made only in those securities having the highest short-term ratings from rating agencies that rate such securities and constant monitoring that avoided ownership of any downgraded securities to Tier 2 status. Management further noted such policy was believed appropriate in view of the fact that Fund shareholders largely consisted of 401(k) or other defined contribution plans. The Board believed the Fund's performance to be acceptable in view of management's explanation.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon historical information taken from each fund's most recent annual report and, as a result of the severe decline in mutual fund industry assets during the last quarter of 2008, is based on asset levels that are higher than the level currently existing for most funds. While recognizing the limitations inherent in Lipper's methodology and recognizing that current expense ratios may increase as assets decline, the Board believed that the independent analysis conducted by Lipper remained an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund's contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the master money fund through which the Fund invests, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of a management fee. The results of these comparisons showed, in the case of Franklin Cash Reserves


                               Annual Report | 41

Institutional Fiduciary Trust

FRANKLIN CASH RESERVES FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

Fund, that its contractual investment management fee rate and total expenses were both in the second most expensive quintile of its Lipper expense group. In discussing these expenses, management pointed out that while the Fund's expense group consisted of institutional funds, the nature of its shareholders and their servicing needs were believed to be more retail in nature, justifying higher expenses. The Board found the expenses of the Fund to be acceptable, noting they were subsidized by fee waivers or management reimbursements.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to the Fund during the 12-month period ended September 30, 2008, being the most recent fiscal year end for Franklin Resources, Inc., the Manager's parent. During such period, the assets of the Franklin Templeton U.S. fund business were significantly higher than currently existing, and to such extent the profitability analysis does not reflect current fund operations. While taking this into account in assessing the significance of the Fund profitability analysis, the Board recognized such analysis was made at a given point in time and that the decline in assets and effect on profitability would be reflected in the profitability analysis covering Franklin Resources' 2009 fiscal year period. In reviewing the analysis, attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager's own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund's independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Fund's Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits


                                42 | Annual Report

Institutional Fiduciary Trust

FRANKLIN CASH RESERVES FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Fund is part of a master feeder relationship and the advisory fee at the master fund level for the Fund is a flat rate of 0.15% at all asset levels. In addition, a separate fee for administrative services amounting to 0.25% at all asset levels is charged to the Fund. While intending to continuously review the issue, the Board believed it problematic for reasons, including the size of the Fund and the nature of its shareholder accounts that the Manager and its affiliates realized any meaningful economies of scale in furnishing advisory and administrative services to the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Trust's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.


                               Annual Report | 43

                      This page intentionally left blank.

(FRANKLIN TEMLETON(R) INVESTMENTS LOGO)   One Franklin Parkway
                                          San Mateo, CA 94403-1906

ANNUAL REPORT
FRANKLIN CASH RESERVES FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
One Franklin Parkway
San Mateo, CA 94403-1906

SHAREHOLDER SERVICES
(800) 342-5236
ftinstitutional.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

149 A2009 08/09







JUNE 30, 2009

Money Market Portfolio

                                                                   ANNUAL REPORT

                          INSTITUTIONAL FIDUCIARY TRUST

                   FRANKLIN TEMPLETON INSTITUTIONAL(R) (LOGO)

Contents

ANNUAL REPORT
IFT Money Market Portfolio ...............................................    1
Performance Summary ......................................................    3
Your Fund's Expenses .....................................................    4
Financial Highlights and Statement of Investments ........................    6
Financial Statements .....................................................    8
Notes to Financial Statements ............................................   11
Report of Independent Registered Public Accounting Firm ..................   15
Tax Designation ..........................................................   16
Board Members and Officers ...............................................   17
The Money Market Portfolios ..............................................   21
Shareholder Information ..................................................   38

Annual Report

IFT Money Market Portfolio

YOUR FUND'S GOAL AND MAIN INVESTMENTS: The IFT Money Market Portfolio seeks to provide as high a level of current income as is consistent with preservation of shareholders' capital and liquidity. The Fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment goal. The Portfolio, in turn, invests mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers. The Fund attempts to maintain a stable $1.00 share price.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE CALL A FRANKLIN TEMPLETON INSTITUTIONAL SERVICES REPRESENTATIVE AT (800) 321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

This annual report for IFT Money Market Portfolio covers the fiscal year ended June 30, 2009.

PERFORMANCE OVERVIEW

Declining short-term interest rates during the period under review resulted in a decrease in the Fund's yield. In this environment, the Fund's seven-day annualized yield fell from 2.17% on June 30, 2008, to 0.00% on June 30, 2009.

ECONOMIC AND MARKET OVERVIEW

During the 12-month period ended June 30, 2009, economic conditions deteriorated. In February, The Conference Board's Consumer Confidence Index fell to an all-time low since it began in 1967 as the U.S. economy faltered and as

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 7.

              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE


                                Annual Report | 1

PORTFOLIO BREAKDOWN
6/30/09

                                       % OF TOTAL
                                      INVESTMENTS
                                      -----------
Repurchase Agreements                    32.2%
Commercial Paper                         26.7%
Certificates of Deposit                  21.7%
U.S. Government & Agency Securities      17.1%
Bank Notes                                2.3%

stock markets declined. Despite far-reaching government interventions, the nation's economic troubles worsened as manufacturing activity weakened at its fastest pace in nearly 30 years and as home prices fell at an accelerated rate. Jobless claims mounted and the unemployment rate rose to 9.5% by period-end.(1) Economic growth, as measured by gross domestic product (GDP), fell throughout the period. In 2008's third quarter, GDP was an annualized -2.7%, followed by annualized rates of -5.4%, -6.4% and an estimated -1.0% in 2008's fourth quarter and 2009's first and second quarters, respectively. These declines in GDP reflected broad-based slowdowns in consumer spending, corporate profits and export growth.

Oil prices were volatile, rising from $140 per barrel at the beginning of the period to a period-high $145 in July. As economic conditions deteriorated in mid-2008, oil prices declined significantly, hitting a period-low $31 in December 2008 before rebounding to end the period at $70. Many other commodity prices followed similar trends; therefore, as prices fell in late 2008, inflation remained muted, and June's inflation rate was an annualized -1.4%.(1) Core inflation, which excludes food and energy costs, rose at a 1.7% annualized rate, which was within the Federal Reserve Board's (Fed's) informal target range of 1.5%-2.0%.(1) The core personal consumption expenditures price index reported a 12-month increase of 1.5%.(2)

A slowing economy and decelerating inflation prompted policymakers to lower interest rates and enact stimulus plans. During the period under review, the Fed lowered the federal funds target rate from 1.5% to a range of 0% to 0.25%. The government implemented the American Recovery and Reinvestment Act, which included tax breaks, money for ailing state governments, aid to the poor and unemployed, and spending on infrastructure, renewable energy, health care and education. The Fed and U.S. Treasury Department also continued programs designed to shore up beleaguered banks' capital, enable freer lending to businesses and consumers, and help struggling home buyers avoid foreclosure.

Most Treasury prices declined during the period, and fixed income spreads were generally wide relative to Treasury yields due to heightened market turbulence and risk aversion. The spread between two-year and 10-year Treasury yields rose to 242 basis points (100 basis points equal one percentage point) at the end of June from 136 basis points at the beginning of the reporting period. The two-year Treasury bill yield fell from 2.63% to 1.11% over the 12-month period, while the 10-year Treasury note yield fell slightly from 3.99% to 3.53%.

(1.) Source: Bureau of Labor Statistics.

(2.) Source: Bureau of Economic Analysis.


                                2 | Annual Report

INVESTMENT STRATEGY

Consistent with our strategy, we invest, through the Portfolio, mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including bank obligations, commercial paper, repurchase agreements and U.S. government securities. We maintain a dollar-weighted average portfolio maturity of 90 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund's cash in derivatives or other relatively volatile securities that we believe involve undue risk.

MANAGER'S DISCUSSION

The 12 months ended June 30, 2009, was the most volatile and challenging period in the history of the money market. Liquidity and credit issues dominated the headlines. The one-month London InterBank Offered Rate, which rose from 2.46% at the beginning of the period to a high of 4.59% in October, dropped to 0.31% at period-end.(3)

Despite these trying times, we continued to invest in high-quality money market securities. For example, 100% of the securities purchased for the Portfolio throughout the year carried short-term credit ratings of A-1 or P-1, or higher, by independent credit rating agency Standard & Poor's or Moody's Investors Service.(4)

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

PERFORMANCE SUMMARY
SYMBOL: INFXX
6/30/09

Seven-day annualized yield         0.00%
Total annual operating expenses*   0.39%

* Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figure shown. To avoid a negative yield, the investment manager, fund administrator and fund distributor have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund, and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions, which are not reflected in the table above, are voluntary and may be modified or discontinued by the investment manager, fund administrator or distributor at any time. There is no guarantee the Fund will be able to avoid a negative yield. Annualized yield is for the seven-day period ended 6/30/09. The Fund's average weighted maturity was 49 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE CALL A FRANKLIN TEMPLETON INSTITUTIONAL SERVICES REPRESENTATIVE AT (800) 321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

(3.) Source: British Bankers Association.

(4.) These do not indicate ratings of the Fund.


                               Annual Report | 3

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                               4 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
                                              VALUE 1/1/09      VALUE 6/30/09   PERIOD* 1/1/09-6/30/09
                                           -----------------   --------------   ----------------------
Actual                                          $1,000           $1,000.80               $1.93
Hypothetical (5% return before expenses)        $1,000           $1,022.86               $1.96

* Expenses are calculated using the most recent six-month annualized expense ratio, net of voluntary expense waivers, of 0.39%, which includes the expenses incurred by the Portfolio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                               Annual Report | 5

Institutional Fiduciary Trust

FINANCIAL HIGHLIGHTS

MONEY MARKET PORTFOLIO

                                                                       YEAR ENDED JUNE 30,
                                                ----------------------------------------------------------------
                                                     2009         2008         2007         2006         2005
                                                -------------  ----------   ----------   ----------   ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........   $     1.00     $     1.00   $     1.00   $     1.00   $     1.00
                                                ----------     ----------   ----------   ----------   ----------
Income from investment operations -
net investment income .......................        0.009          0.038        0.050        0.039        0.018
Less distributions from net investment income       (0.009)        (0.038)      (0.050)      (0.039)      (0.018)
                                                ----------     ----------   ----------   ----------   ----------
Net asset value, end of year ................   $     1.00     $     1.00   $     1.00   $     1.00   $     1.00
                                                ----------     ----------   ----------   ----------   ----------
Total return ................................         0.91%          3.89%        5.07%        3.94%        1.85%
RATIOS TO AVERAGE NET ASSETS
Expenses(a) .................................         0.39%(b)       0.37%        0.36%        0.37%        0.37%
Net investment income .......................         0.90%          3.86%        4.96%        3.88%        1.83%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .............   $5,353,195     $4,174,060   $4,543,430   $3,005,324   $3,931,546

(a) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

(b)  Benefit of waiver and payment by affiliates is less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                                6 | Annual Report

Institutional Fiduciary Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2009

MONEY MARKET PORTFOLIO                                     SHARES           VALUE
----------------------                                 -------------   --------------
    MUTUAL FUNDS (COST $5,354,079,725) 100.0%
(a) The Money Market Portfolio, 0.15%                  5,354,079,725   $5,354,079,725
    OTHER ASSETS, LESS LIABILITIES (0.0)%b                                   (885,075)
                                                                       --------------
    NET ASSETS 100.0%                                                  $5,353,194,650
                                                                       --------------

(a)  The rate shown is the annualized seven-day yield at period end.

(b)  Rounds to less than 0.1% of net assets.

   The accompanying notes are an integral part of these financial statements.


                                Annual Report | 7

Institutional Fiduciary Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009

                                                    MONEY MARKET
                                                      PORTFOLIO
                                                   --------------
Assets:
   Investment in Portfolio, at value and cost ..   $5,354,079,725
                                                   --------------
Liabilities:
   Payables:
      Affiliates ...............................          790,783
   Accrued expenses and other liabilities ......           94,292
                                                   --------------
         Total liabilities .....................          885,075
                                                   --------------
            Net assets, at value ...............   $5,353,194,650
                                                   --------------
Net assets consist of paid-in capital ..........   $5,353,194,650
                                                   --------------
Shares outstanding .............................    5,353,194,650
                                                   --------------
Net asset value per share ......................   $         1.00
                                                   --------------

   The accompanying notes are an integral part of these financial statements.


                                8 | Annual Report

Institutional Fiduciary Trust

STATEMENT OF OPERATIONS
for the year ended June 30, 2009

                                                                     MONEY MARKET
                                                                       PORTFOLIO
                                                                     ------------
Investment income:
   Dividends from Portfolio ......................................   $ 57,635,301
                                                                     ------------
Expenses:
   Administrative fees (Note 3a) .................................     10,180,549
   Transfer agent fees ...........................................         24,242
   Reports to shareholders .......................................         18,559
   Registration and filing fees ..................................         38,500
   Professional fees .............................................        101,845
   Trustees' fees and expenses ...................................         98,993
   Temporary Guarantee Program fee (Note 5) ......................      1,482,805
   Other .........................................................        149,936
                                                                     ------------
      Total expenses .............................................     12,095,429
      Expenses waived/paid by affiliates (Note 3c) ...............       (107,024)
                                                                     ------------
         Net expenses ............................................     11,988,405
                                                                     ------------
            Net investment income ................................     45,646,896
                                                                     ------------
Net increase (decrease) in net assets resulting from operations ..   $ 45,646,896
                                                                     ------------

   The accompanying notes are an integral part of these financial statements.


                                Annual Report | 9

Institutional Fiduciary Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 MONEY MARKET PORTFOLIO
                                                                                                  YEAR ENDED JUNE 30,
                                                                                            -------------------------------
                                                                                                 2009             2008
                                                                                            --------------   --------------
Increase (decrease) in net assets:
   Net investment income from operations ................................................   $   45,646,896   $  155,381,317
   Distributions to shareholders from net investment income .............................      (45,646,896)    (155,381,317)
   Capital share transactions (Note 2) ..................................................    1,179,134,932     (369,370,048)
                                                                                            --------------   --------------
      Net increase (decrease) in net assets .............................................    1,179,134,932     (369,370,048)
Net assets (there is no undistributed net investment income at beginning or end of year):
   Beginning of year ....................................................................    4,174,059,718    4,543,429,766
                                                                                            --------------   --------------
   End of year ..........................................................................   $5,353,194,650   $4,174,059,718
                                                                                            --------------   --------------

   The accompanying notes are an integral part of these financial statements.


                               10 | Annual Report

Institutional Fiduciary Trust

NOTES TO FINANCIAL STATEMENTS

MONEY MARKET PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of two separate funds. The Institutional Fiduciary Trust Money Market Portfolio (Fund) is included in this report. The financial statements of the remaining fund in the Trust are presented separately.

The Fund invests substantially all of its assets in the The Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end investment company. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Shares of the Fund are offered to other investment companies managed by Franklin Advisers Inc. (Advisers), or its affiliates. At June 30, 2009, investment companies managed by Advisers or its affiliates owned 5,326,517,190 shares of the Fund.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the closing net asset value of the Portfolio. At June 30, 2009, the Fund owned 62.81% of the Portfolio.

B. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2009, and has determined that no provision for income tax is required in the Fund's financial statements.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income received from the Portfolio are normally declared daily; these dividends are reinvested and paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent


                               Annual Report | 11

Institutional Fiduciary Trust

MONEY MARKET PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                                            YEAR ENDED JUNE 30,
                                                    -----------------------------------
                                                          2009               2008
                                                    ----------------   ----------------
Shares sold .....................................   $ 32,568,068,818   $ 24,337,138,875
Shares issued in reinvestment of distributions ..         35,667,005        111,809,838
Shares redeemed .................................    (31,424,600,891)   (24,818,318,761)
                                                    ----------------   ----------------
Net increase (decrease) .........................   $  1,179,134,932   $   (369,370,048)
                                                    ----------------   ----------------


                               12 | Annual Report

Institutional Fiduciary Trust

MONEY MARKET PORTFOLIO

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, directors and/or trustees of the Portfolio and of the following subsidiaries:

SUBSIDIARY                                                           AFFILIATION
----------                                                      ----------------------
Franklin Advisers, Inc. (Advisers)                              Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A. ADMINISTRATIVE FEES

The Fund pays an administrative fee to Advisers of 0.20% per year of the average daily net assets of the Fund.

B. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

C. WAIVER AND EXPENSE REIMBURSEMENTS

Advisers has agreed in advance to limit its expenses such that the Fund does not return a negative yield to its shareholders. Total expenses waived or paid are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end.

4. INCOME TAXES

The tax character of distributions paid during the years ended June 30, 2009 and 2008, was as follows:

                                                      2009          2008
                                                  -----------   ------------
Distributions paid from ordinary income .......   $45,646,896   $155,381,317
                                                  -----------   ------------

At June 30, 2009, the cost of investments and undistributed ordinary income for income tax purposes were as follows:

Cost of investments ........................................   $5,354,079,725
                                                               --------------
Distributable earnings - undistributed ordinary income .....   $       13,191
                                                               --------------

5. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

On October 6, 2008, the Fund's Board of Trustees approved the participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds ("Program") through December 18, 2008, which was subsequently extended through April 30, 2009. Under


                               Annual Report | 13

Institutional Fiduciary Trust

MONEY MARKET PORTFOLIO

5. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS (CONTINUED)

the Program, shares held by the Fund as of the close of business on September 19, 2008 ("Program Date") were insured against loss in the event the Fund liquidated its holdings during the term of the Program and the per share value at the time of liquidation dropped below $0.995. For participation in the initial three months of the Program, the Fund paid 0.01% of its net assets as of the Program Date, and paid an additional 0.015% of its net assets as of the Program Date to participate in the extension. This expense was borne by the Fund. The fees were amortized over the term of the Program. Although the U.S. Department of the Treasury extended the Program with a third and final installment, through September 18, 2009, the Fund elected not to participate in this extension. Thus, the Fund's participation in the Program ended on April 30, 2009.

6. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on July 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At June 30, 2009, all of the Fund's investments in securities carried at fair value were in Level 1 inputs.

7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 14, 2009 and determined that no events have occurred that require disclosure.


                               14 | Annual Report

Institutional Fiduciary Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF MONEY MARKET PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Portfolio (the "Fund") at June 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments with the Portfolio's transfer agent at June 30, 2009, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 14, 2009


                               Annual Report | 15

Institutional Fiduciary Trust

TAX DESIGNATION (UNAUDITED)

MONEY MARKET PORTFOLIO

Under Section 871(k)(1)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $44,554,056 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended June 30, 2009.


                               16 | Annual Report

Institutional Fiduciary Trust

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

                                                                       NUMBER OF PORTFOLIOS IN
     NAME, YEAR OF BIRTH                               LENGTH OF        FUND COMPLEX OVERSEEN
         AND ADDRESS                POSITION          TIME SERVED          BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
-----------------------------   ---------------   ------------------   -----------------------   -----------------------------------
HARRIS J. ASHTON (1932)         Trustee           Since 1985           135                       Bar-S Foods (meat packing company).
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and
Chairman of the Board, General Host Corporation (nursery and craft centers)
(until 1998).

ROBERT F. CARLSON (1928)        Trustee           Since 1998           112                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Retired; and FORMERLY, Vice President, senior member and President, Board of
Administration, California Public Employees Retirement Systems (CALPERS)
(1971-2008); member and Chairman of the Board, Sutter Community Hospitals;
member, Corporate Board, Blue Shield of California; and Chief Counsel,
California Department of Transportation.

SAM GINN (1937)                 Trustee           Since 2007           112                       Chevron Corporation (global energy
One Franklin Parkway                                                                             company) and ICO Global
San Mateo, CA 94403-1906                                                                         Communications (Holdings) Limited
                                                                                                 (satellite company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC
(wireless company); Chairman of the Board and Chief Executive Officer, AirTouch
Communications (cellular communications) (1993-1998) and Pacific Telesis Groups
(telephone holding company) (1988-1994).

EDITH E. HOLIDAY (1952)         Trustee           Since 2005           135                       Hess Corporation (exploration and
One Franklin Parkway                                                                             refining of oil and gas), H.J.
San Mateo, CA 94403-1906                                                                         Heinz Company (processed foods and
                                                                                                 allied products), RTI International
                                                                                                 Metals, Inc. (manufacture and
                                                                                                 distribution of titanium), Canadian
                                                                                                 National Railway (railroad) and
                                                                                                 White Mountains Insurance Group,
                                                                                                 Ltd. (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993);
General Counsel to the United States Treasury Department (1989-1990); and
Counselor to the Secretary and Assistant Secretary for Public Affairs and Public
Liaison - United States Treasury Department (1988-1989).


                               Annual Report | 17

                                                                       NUMBER OF PORTFOLIOS IN
     NAME, YEAR OF BIRTH                              LENGTH OF         FUND COMPLEX OVERSEEN
         AND ADDRESS                POSITION         TIME SERVED           BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
-----------------------------   ---------------   ------------------   -----------------------   -----------------------------------
FRANK W.T. LAHAYE (1929)        Trustee           Since 1985           112                       Center for Creative Land Recycling
One Franklin Parkway                                                                             (brownfield redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman,
Peregrine Venture Management Company (venture capital).

FRANK A. OLSON (1932)           Trustee           Since 2005           135                       Hess Corporation (exploration and
One Franklin Parkway                                                                             refining of oil and gas) and
San Mateo, CA 94403-1906                                                                         Sentient Jet (private jet service).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and FORMERLY,
Chairman of the Board, President and Chief Executive Officer, UAL Corporation
(airlines).

LARRY D. THOMPSON (1945)        Trustee           Since 2007           143                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President - Government Affairs, General Counsel and Secretary,
PepsiCo, Inc. (consumer products); and FORMERLY, Director, Delta Airlines
(aviation) (2003-2005) and Providian Financial Corp. (credit card provider)
(1997-2001); Senior Fellow of The Brookings Institution (2003-2004); Visiting
Professor, University of Georgia School of Law (2004); and Deputy Attorney
General, U.S. Department of Justice (2001-2003).

JOHN B. WILSON (1959)           Lead              Trustee since        112                       None
One Franklin Parkway            Independent       2007 and Lead
San Mateo, CA 94403-1906        Trustee           Independent
                                                  Trustee since
                                                  2008

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief
Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000);
Chief Financial Officer and Executive Vice President - Finance and Strategy,
Staples, Inc. (office supplies) (1992-1996); Senior Vice President - Corporate
Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).

INTERESTED BOARD MEMBERS AND OFFICERS

                                                                       NUMBER OF PORTFOLIOS IN
     NAME, YEAR OF BIRTH                               LENGTH OF        FUND COMPLEX OVERSEEN
         AND ADDRESS                POSITION          TIME SERVED          BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
-----------------------------   ---------------   ------------------   -----------------------   -----------------------------------
**CHARLES B. JOHNSON (1933)     Trustee and       Trustee since        135                       None
One Franklin Parkway            Chairman of       1985 and
San Mateo, CA 94403-1906        the Board         Chairman of the
                                                  Board since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin
Resources, Inc.; Director, Templeton Worldwide, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin
Templeton Investments.


                               18 | Annual Report

                                                                       NUMBER OF PORTFOLIOS IN
     NAME, YEAR OF BIRTH                               LENGTH OF        FUND COMPLEX OVERSEEN
         AND ADDRESS                POSITION          TIME SERVED          BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
-----------------------------   ---------------   ------------------   -----------------------   -----------------------------------
**GREGORY E. JOHNSON (1961)     Trustee           Since 2007           91                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, President and Chief Executive Officer, Franklin Resources, Inc.;
President, Templeton Worldwide, Inc.; Director, Templeton Asset Management Ltd.;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 32 of the investment companies in Franklin Templeton Investments.

JAMES M. DAVIS (1952)           Chief             Chief Compliance     Not Applicable            Not Applicable
One Franklin Parkway            Compliance        Officer since 2004
San Mateo, CA 94403-1906        Officer and       and Vice President
                                Vice President    - AML Compliance
                                - AML             since 2006
                                Compliance

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of
Compliance, Franklin Resources, Inc. (1994-2001).

LAURA F. FERGERSON (1962)       Chief             Since March 2009     Not Applicable            Not Applicable
One Franklin Parkway            Executive
San Mateo, CA 94403-1906        Officer -
                                Finance and
                                Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004);
Assistant Treasurer of most of the investment companies in Franklin Templeton
Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).

GASTON GARDEY (1967)            Treasurer,        Since March 2009     Not Applicable            Not Applicable
One Franklin Parkway            Chief Financial
San Mateo, CA 94403-1906        Officer and
                                Chief
                                Accounting
                                Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton Investments.

ALIYA S. GORDON (1973)          Vice President    Since March 2009     Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Associate General Counsel, Franklin Templeton Investments; officer of 45 of the investment companies in Franklin Templeton Investments; and FORMERLY, Litigation
Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

DAVID P. GOSS (1947)            Vice President    Since 2000           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and/or director, as the case maybe, of some of the other subsidiaries of Franklin
Resources, Inc. and of 45 of the investment companies in Franklin Templeton
Investments.


                               Annual Report | 19

                                                                       NUMBER OF PORTFOLIOS IN
     NAME, YEAR OF BIRTH                               LENGTH OF        FUND COMPLEX OVERSEEN
         AND ADDRESS                POSITION          TIME SERVED          BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
-----------------------------   ---------------   ------------------   -----------------------   -----------------------------------
RUPERT H. JOHNSON, JR. (1940)   President and     Since 2002           Not Applicable            Not Applicable
One Franklin Parkway            Chief
San Mateo, CA 94403-1906        Executive
                                Officer -
                                Investment
                                Management

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.; Director, Franklin Advisers, Inc. and Templeton Worldwide, Inc.; Senior
Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 43 of the investment companies in Franklin Templeton
Investments.

KAREN L. SKIDMORE (1952)        Vice President    Since 2006           Not Applicable            Not Applicable
One Franklin Parkway            and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of
29 of the investment companies in Franklin Templeton Investments.

CRAIG S. TYLE (1960)            Vice President    Since 2005           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner,
Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company
Institute (ICI) (1997-2004).

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's administrator and distributor. Gregory E. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2007. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT BOARD MEMBER AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL (800) 321-8563 TO REQUEST THE SAI.


                               20 | Annual Report

The Money Market Portfolios

FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                                                            YEAR ENDED JUNE 30,
                                                   --------------------------------------------------------------------
                                                      2009            2008         2007            2006         2005
                                                   ----------      ----------   ----------      ----------   ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............   $    1.00       $     1.00   $     1.00      $     1.00   $     1.00
                                                   ----------      ----------   ----------      ----------   ----------
Income from investment operations:
   Net investment income .......................        0.011           0.040        0.052           0.041        0.020
   Net realized and unrealized gains (losses) ..          (--)(a)          --          (--)(a)          --           --
                                                   ----------      ----------   ----------      ----------   ----------
Less distributions from net investment income ..       (0.011)         (0.040)      (0.052)         (0.041)      (0.020)
                                                   ----------      ----------   ----------      ----------   ----------
Net asset value, end of year ...................   $     1.00      $     1.00   $     1.00      $     1.00   $     1.00
                                                   ==========      ==========   ==========      ==========   ==========
Total return ...................................         1.14%           4.10%        5.28%           4.15%        2.06%
RATIOS TO AVERAGE NET ASSETS
Expenses(b) ....................................         0.15%           0.16%        0.15%           0.16%        0.16%
Net investment income ..........................         1.12%           4.02%        5.17%           4.09%        2.04%
SUPPLEMENTAL DATA
Net assets, end of year (000's) ................   $8,520,392      $7,028,194   $6,580,101      $4,993,739   $5,676,479

(a)  Amount rounds to less than $0.001 per share

(b)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 21

The Money Market Portfolios

STATEMENT OF INVESTMENTS, JUNE 30, 2009

                                                                                           PRINCIPAL
THE MONEY MARKET PORTFOLIO                                                                 AMOUNT(a)          VALUE
--------------------------                                                              --------------   --------------
    INVESTMENTS 100.6%
    BANK NOTES (COST $200,000,000) 2.3%
    Wells Fargo Bank NA, 0.20%, 7/07/09 .............................................   $  200,000,000   $  200,000,000
                                                                                                         --------------
    CERTIFICATES OF DEPOSIT 21.8%
    Australia and New Zealand Banking Group Ltd., New York Branch, 0.26%, 7/08/09 ...       50,000,000       50,000,097
    Australia and New Zealand Banking Group Ltd., New York Branch, 0.33%, 8/17/09 ...      100,000,000      100,001,305
    Bank of Montreal, Chicago Branch, 0.26%, 7/13/09 ................................      100,000,000      100,000,333
    Bank of Montreal, Chicago Branch, 0.31%, 10/01/09 ...............................       50,000,000       50,000,000
    Bank of Nova Scotia, Houston Branch, 0.27%, 8/11/09 .............................      100,000,000      100,000,000
    Bank of Nova Scotia, Houston Branch, 0.31% - 0.58%, 7/08/09 - 9/21/09 ...........      100,000,000      100,000,000
    Banque Nationale De Paris, San Francisco Branch, 1.01%, 7/23/09 .................      100,000,000      100,000,000
    Banque Nationale De Paris, San Francisco Branch, 1.32%, 8/20/09 .................      100,000,000      100,000,000
    Calyon NY, New York Branch, 0.26% - 1.05%, 7/10/09 - 8/18/09 ....................      200,000,000      200,000,277
    Lloyds TSB Bank PLC, New York Branch, 0.27%, 7/06/09 (United Kingdom) ...........      100,000,000      100,000,000
    Lloyds TSB Bank PLC, New York Branch, 0.27%, 7/13/09 (United Kingdom) ...........      100,000,000      100,000,000
    National Australia Bank, New York Branch, 0.55%, 7/01/09 ........................      100,000,000      100,000,000
    National Australia Bank, New York Branch, 0.41% - 0.57%, 7/09/09 - 8/06/09 ......       55,500,000       55,505,508
    Royal Bank of Canada, New York Branch, 0.265%, 8/12/09 ..........................      200,000,000      200,001,166
    Societe Generale, New York Branch, 0.28%, 7/09/09 ...............................      200,000,000      200,000,000
    The Toronto-Dominion Bank, New York Branch, 0.22%, 7/09/09 ......................      150,000,000      150,000,000
    The Toronto-Dominion Bank, New York Branch, 0.95%, 9/28/09 ......................       50,000,000       50,000,000
                                                                                                         --------------
    TOTAL CERTIFICATES OF DEPOSIT (COST $1,855,508,686) .............................                     1,855,508,686
                                                                                                         --------------
(b) COMMERCIAL PAPER 26.9%
    Australia and New Zealand Banking Group Ltd., 7/27/09 ...........................       50,000,000       49,975,444
    Bank of Montreal, 9/16/09 .......................................................       50,000,000       49,965,778
    Chevron Funding Corp., 8/03/09 ..................................................       40,000,000       39,992,667
    Chevrontexaco Funding Corp., 7/16/09 ............................................       75,000,000       74,992,500
    Commonwealth Bank of Australia, 7/20/09 - 8/31/09 ...............................      220,000,000      219,890,939
    Government of Canada, 11/03/09 (Canada) .........................................      100,000,000       99,722,222
    Government of Canada, 7/14/09 - 2/09/10 (Canada) ................................       95,000,000       94,893,612
    Internationale Nederlanden U.S. Funding Corp., 7/07/09 ..........................       50,000,000       49,998,083
    Internationale Nederlanden U.S. Funding Corp., 7/09/09 ..........................      100,000,000       99,994,667
    Johnson & Johnson, 10/26/09 - 12/17/09 ..........................................      128,135,000      127,990,941
    JPMorgan Chase & Co., 7/02/09 ...................................................      100,000,000       99,999,306
    JPMorgan Chase & Co., 7/15/09 ...................................................      100,000,000       99,990,278
    National Australia Funding, 7/07/09 .............................................       50,000,000       49,995,333
    Province of British Columbia, 7/13/09 - 3/19/10 (Canada) ........................      267,000,000      266,755,142
    Province of Ontario, 9/16/09 - 9/17/09 (Canada) .................................       75,000,000       74,959,549
    Rabobank USA Finance Corp., 7/23/09 .............................................       50,000,000       49,977,389
    Rabobank USA Finance Corp., 9/14/09 .............................................       91,000,000       90,941,229
    Societe Generale North America, 7/01/09 .........................................      100,000,000      100,000,000
    Total Fina ELF Capital, 7/01/09 .................................................      150,000,000      150,000,000
    Total Fina ELF Capital, 9/09/09 .................................................      100,000,000       99,953,333
    Total Fina ELF Capital, 9/22/09 .................................................      100,000,000       99,942,361
    Westpac Banking Corp., 7/17/09 - 9/09/09 ........................................      100,000,000       99,950,277
    Westpac Banking Corp., 9/23/09 ..................................................      100,000,000       99,923,000
                                                                                                         --------------
    TOTAL COMMERCIAL PAPER (COST $2,289,804,050) ....................................                     2,289,804,050
                                                                                                         --------------


                               22 | Annual Report

The Money Market Portfolios

                                                                                           PRINCIPAL
THE MONEY MARKET PORTFOLIO                                                                 AMOUNT(a)          VALUE
--------------------------                                                              --------------   --------------
    INVESTMENTS (CONTINUED)
    U.S. GOVERNMENT AND AGENCY SECURITIES 17.2%
(b) FHLB, 7/01/09 ...................................................................   $  126,420,000   $  126,420,000
    FHLB, 0.56%, 6/22/10 ............................................................       50,000,000       49,986,576
    FHLMC, 1.25%, 3/18/10 ...........................................................       25,000,000       25,045,647
    FHLMC, 1.25%, 3/23/10 ...........................................................      122,080,000      122,249,029
(b) FNMA, 7/22/09 ...................................................................       50,000,000       49,985,708
(b) International Bank for Reconstruction & Development, 7/01/09 - 12/23/09
    (Supranationalc) ................................................................       95,000,000       94,944,583
(b) U.S. Treasury Bill, 7/02/09 .....................................................      150,000,000      149,995,396
(b) U.S. Treasury Bill, 7/30/09 - 8/06/09 ...........................................      100,000,000       99,967,091
(b) U.S. Treasury Bill, 9/15/09 .....................................................      200,000,000      199,818,445
(b) U.S. Treasury Bill, 1/14/10 .....................................................      100,000,000       99,751,698
(b) U.S. Treasury Bill, 4/01/10 .....................................................      200,000,000      199,363,901
(b) U.S. Treasury Bill, 6/03/10 .....................................................      250,000,000      248,838,286
                                                                                                         --------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $1,466,366,360) ...............                     1,466,366,360
                                                                                                         --------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $5,811,679,096) ............                     5,811,679,096
                                                                                                         --------------
(d) REPURCHASE AGREEMENTS 32.4%
    Banc of America Securities LLC, 0.01%, 7/01/09 (Maturity Value $86,735,024)
       Collateralized by U.S. Treasury Notes, 0.875%, 4/15/10 - 1/31/11 .............       86,735,000       86,735,000
    Banc of America Securities LLC, 0.05%, 7/01/09 (Maturity Value $840,001,167)
       Collateralized by U.S. Government Agency Securities, 0.00% - 6.21%,
       8/03/09 - 6/05/36 ............................................................      840,000,000      840,000,000
    Barclays Capital Inc., 0.01%, 7/01/09 (Maturity Value $405,000,112)
       Collateralized by U.S. Treasury Notes, 1.50%, 12/31/13 .......................      405,000,000      405,000,000
    Deutsche Bank Securities Inc., 0.01%, 7/01/09 (Maturity Value $586,105,163)
       Collateralized by U.S. Treasury Notes, 0.875% - 3.125%, 4/30/10 - 9/30/13; and
(b)    U.S. Treasury Bills, 9/17/09 .................................................      586,105,000      586,105,000
    HSBC Securities (USA) Inc., 0.04%, 7/01/09 (Maturity Value $790,000,878)
       Collateralized by U.S. Government Agency Securities, 1.45% - 10.35%,
       9/10/10 - 10/08/27 ...........................................................      790,000,000      790,000,000
    UBS Securities LLC, 0.07%, 7/01/09 (Maturity Value $50,000,097)
       Collateralized by U.S. Government Agency Securities, 0.85%, 12/03/10 .........       50,000,000       50,000,000
                                                                                                         --------------
    TOTAL REPURCHASE AGREEMENTS (COST $2,757,840,000) ...............................                     2,757,840,000
                                                                                                         --------------
    TOTAL INVESTMENTS (COST $8,569,519,096) 100.6% ..................................                     8,569,519,096
    OTHER ASSETS, LESS LIABILITIES (0.6)% ...........................................                       (49,126,719)
                                                                                                         --------------
    NET ASSETS 100.0% ...............................................................                    $8,520,392,377
                                                                                                         ==============

See Abbreviations on page 31.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The security is traded on a discount basis with no stated coupon rate.

(c) A supranational organization is an entity formed by two or more central governments through international treaties.

(d)  See Note 1(b) regarding repurchase agreements.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 23

The Money Market Portfolios

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009

                                                           THE
                                                      MONEY MARKET
                                                        PORTFOLIO
                                                     --------------
Assets:
   Investments in securities, at amortized cost ..   $5,811,679,096
   Repurchase agreements, at value and cost ......    2,757,840,000
                                                     --------------
         Total investments .......................   $8,569,519,096
   Receivables:
      Capital shares sold ........................          456,390
      Interest receivable ........................        2,094,221
                                                     --------------
         Total assets ............................    8,572,069,707
                                                     --------------
Liabilities:
   Payables:
      Investment securities purchased ............       50,000,000
      Affiliates .................................        1,069,924
   Funds advanced by custodian ...................          454,490
   Accrued expenses and other liabilities ........          152,916
                                                     --------------
         Total liabilities .......................       51,677,330
                                                     --------------
            Net assets, at value .................   $8,520,392,377
                                                     --------------
Net assets consist of:
   Paid-in capital ...............................   $8,523,624,394
   Accumulated net realized gain (loss) ..........       (3,232,017)
                                                     --------------
            Net assets, at value .................   $8,520,392,377
                                                     --------------
Shares outstanding ...............................    8,523,624,394
                                                     --------------
Net asset value per share ........................   $         1.00
                                                     --------------

   The accompanying notes are an integral part of these financial statements.


                               24 | Annual Report

The Money Market Portfolios

STATEMENT OF OPERATIONS
for the year ended June 30, 2009

                                                                          THE
                                                                     MONEY MARKET
                                                                       PORTFOLIO
                                                                     ------------
Investment income:
   Interest ......................................................   $109,770,988
                                                                     ------------
Expenses:
   Management fees (Note 3a) .....................................     12,958,059
   Custodian fees (Note 4) .......................................        157,952
   Reports to shareholders .......................................          7,672
   Professional fees .............................................        127,620
   Other .........................................................        132,248
                                                                     ------------
      Total expenses .............................................     13,383,551
      Expense reductions (Note 4) ................................        (13,198)
                                                                     ------------
         Net expenses ............................................     13,370,353
                                                                     ------------
            Net investment income ................................     96,400,635
                                                                     ------------
Net realized gain (loss) from investments ........................     (3,212,548)
                                                                     ------------
Net increase (decrease) in net assets resulting from operations ..   $ 93,188,087
                                                                     ============

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 25

The Money Market Portfolios

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   THE MONEY MARKET PORTFOLIO
                                                                                      YEAR ENDED JUNE 30,
                                                                                -------------------------------
                                                                                      2009            2008
                                                                                --------------   --------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ................................................    $   96,400,635   $  271,686,303
      Net realized gain (loss) from investments ............................        (3,212,548)              --
                                                                                --------------   --------------
         Net increase (decrease) in net assets resulting from operations            93,188,087      271,686,303
                                                                                --------------   --------------
   Distributions to shareholders from net investment income ................       (96,400,635)    (271,686,303)
   Capital share transactions (Note 2) .....................................     1,495,410,735      448,092,878
                                                                                --------------   --------------
         Net increase (decrease) in net assets .............................     1,492,198,187      448,092,878
Net assets (there is no undistributed net investment income at beginning or end of year):
   Beginning of year .......................................................     7,028,194,190    6,580,101,312
                                                                                --------------   --------------
   End of year .............................................................    $8,520,392,377   $7,028,194,190
                                                                                ==============   ==============

   The accompanying notes are an integral part of these financial statements.


                               26 | Annual Report

The Money Market Portfolios

NOTES TO FINANCIAL STATEMENTS

THE MONEY MARKET PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio). The shares of the Portfolio are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio's significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Trust's Board of Trustees.

B. REPURCHASE AGREEMENTS

The Portfolio may enter into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. All repurchase agreements held by the Portfolio at year end had been entered into on June 30, 2009. Repurchase agreements are valued at cost.

C. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Portfolio's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Portfolio has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2009, and has determined that no provision for income tax is required in the Portfolio's financial statements.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends are reinvested and paid monthly. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted


                               Annual Report | 27

The Money Market Portfolios

THE MONEY MARKET PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Portfolio, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio's shares at $1.00 per share were as follows:

                                                            YEAR ENDED JUNE 30,
                                                          2009               2008
                                                    ----------------   ---------------
Shares sold .....................................   $ 14,699,668,141   $ 8,390,404,437
Shares issued in reinvestment of distributions ..         96,416,354       271,685,448
Shares redeemed .................................    (13,300,673,760)   (8,213,997,007)
                                                    ----------------   ---------------
Net increase (decrease) .........................   $  1,495,410,735   $   448,092,878
                                                    ================   ===============


                               28 | Annual Report

The Money Market Portfolios

THE MONEY MARKET PORTFOLIO

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, directors, and/or trustees of the Franklin Money Fund, the Franklin Templeton Money Fund Trust, the Institutional Fiduciary Trust, and of the following subsidiaries:

SUBSIDIARY                                                         AFFILIATION
-------------------------------------------------------------   ----------------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A. MANAGEMENT FEES

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

B. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

C. OTHER AFFILIATED TRANSACTIONS

At June 30, 2009, the shares of the Portfolio were owned by the following entities:

                                                                                    PERCENTAGE OF
                                                                     SHARES      OUTSTANDING SHARES
                                                                 -------------   ------------------
Institutional Fiduciary Trust - Money Market Portfolio .......   5,354,079,725         62.81%
Franklin Money Fund ..........................................   2,558,928,082         30.02%
Franklin Templeton Money Fund Trust -
   Franklin Templeton Money Fund .............................     462,747,495          5.43%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund ..     147,869,092          1.74%

4. EXPENSE OFFSET ARRANGEMENT

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the year ended June 30, 2009, the custodian fees were reduced as noted in the Statement of Operations.


                               Annual Report | 29

The Money Market Portfolios

THE MONEY MARKET PORTFOLIO

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At June 30, 2009, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:

2016 ...   $   19,469
2017 ...    3,212,548
           ----------
           $3,232,017
           ==========

The tax character of distributions paid during the years ended June 30, 2009 and 2008, was as follows:

                                                  2009          2008
                                              -----------   ------------
Distributions paid from ordinary income ...   $96,400,635   $271,686,303
                                              -----------   ------------

At June 30, 2009, the cost of investments and undistributed ordinary income for book and income tax purposes were the same.

6. FAIR VALUE MEASUREMENTS

The Portfolio adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on July 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Portfolio has determined that the implementation of SFAS 157 did not have a material impact on the Portfolio's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value


                               30 | Annual Report

The Money Market Portfolios

THE MONEY MARKET PORTFOLIO

6. FAIR VALUE MEASUREMENTS (CONTINUED)

of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

At June 30, 2009, all the Portfolio's investments in securities carried at fair value were in Level 2 inputs. For detailed industry descriptions, see the accompanying Statement of Investments.

7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 14, 2009 and determined that no events have occurred that require disclosure.

ABBREVIATIONS

SELECTED PORTFOLIO

FHLB  - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corp.

FNMA  - Federal National Mortgage Association


                               Annual Report | 31

The Money Market Portfolios

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE MONEY MARKET PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Money Market Portfolio (the "Fund") at June 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP


San Francisco, California
August 14, 2009


                               32 | Annual Report

The Money Market Portfolios

TAX DESIGNATION (UNAUDITED)

Under Section 871(k)(1)(C) of the Internal Revenue Code (Code), the Portfolio designates the maximum amount allowable but no less than $93,335,422 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended June 30, 2009.


                               Annual Report | 33

The Money Market Portfolios

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

                                                                       NUMBER OF PORTFOLIOS IN
     NAME, YEAR OF BIRTH                               LENGTH OF        FUND COMPLEX OVERSEEN
         AND ADDRESS                POSITION          TIME SERVED          BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
-----------------------------   ---------------   ------------------   -----------------------   -----------------------------------
HARRIS J. ASHTON (1932)         Trustee           Since 1992           135                       Bar-S Foods (meat packing company).
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and
Chairman of the Board, General Host Corporation (nursery and craft centers)
(until 1998).

ROBERT F. CARLSON (1928)        Trustee           Since 1998           112                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Retired; and FORMERLY, Vice President, senior member and President, Board of
Administration, California Public Employees Retirement Systems (CALPERS)
(1971-2008); member and Chairman of the Board, Sutter Community Hospitals;
member, Corporate Board, Blue Shield of California; and Chief Counsel,
California Department of Transportation.

SAM GINN (1937)                 Trustee           Since 2007           112                       Chevron Corporation (global energy
One Franklin Parkway                                                                             company) and ICO Global
San Mateo, CA 94403-1906                                                                         Communications (Holdings) Limited
                                                                                                 (satellite company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC
(wireless company); Chairman of the Board and Chief Executive Officer, AirTouch
Communications (cellular communications) (1993-1998) and Pacific Telesis Groups
(telephone holding company) (1988-1994).

EDITH E. HOLIDAY (1952)         Trustee           Since 2005           135                       Hess Corporation (exploration and
One Franklin Parkway                                                                             refining of oil and gas), H.J.
San Mateo, CA 94403-1906                                                                         Heinz Company (processed foods and
                                                                                                 allied products), RTI International
                                                                                                 Metals, Inc. (manufacture and
                                                                                                 distribution of titanium), Canadian
                                                                                                 National Railway (railroad) and
                                                                                                 White Mountains Insurance Group,
                                                                                                 Ltd. (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993);
General Counsel to the United States Treasury Department (1989-1990); and
Counselor to the Secretary and Assistant Secretary for Public Affairs and Public
Liaison - United States Treasury Department (1988-1989).


                               34 | Annual Report

                                                                       NUMBER OF PORTFOLIOS IN
     NAME, YEAR OF BIRTH                              LENGTH OF         FUND COMPLEX OVERSEEN
         AND ADDRESS                POSITION         TIME SERVED           BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
-----------------------------   ---------------   ------------------   -----------------------   -----------------------------------
FRANK W.T. LAHAYE (1929)        Trustee           Since 1992           112                       Center for Creative Land Recycling
One Franklin Parkway                                                                             (brownfield redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman,
Peregrine Venture Management Company (venture capital).

FRANK A. OLSON (1932)           Trustee           Since 2007           135                       Hess Corporation (exploration and
One Franklin Parkway                                                                             refining of oil and gas) and
San Mateo, CA 94403-1906                                                                         Sentient Jet (private jet service).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and FORMERLY,
Chairman of the Board, President and Chief Executive Officer, UAL Corporation
(airlines).

LARRY D. THOMPSON (1945)        Trustee           Since 2007           143                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President - Government Affairs, General Counsel and Secretary,
PepsiCo, Inc. (consumer products); and FORMERLY, Director, Delta Airlines
(aviation) (2003-2005) and Providian Financial Corp. (credit card provider)
(1997-2001); Senior Fellow of The Brookings Institution (2003-2004); Visiting
Professor, University of Georgia School of Law (2004); and Deputy Attorney
General, U.S. Department of Justice (2001-2003).

JOHN B. WILSON (1959)           Lead              Trustee since        112                       None
One Franklin Parkway            Independent       2007 and Lead
San Mateo, CA 94403-1906        Trustee           Independent
                                                  Trustee since
                                                  2008

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief
Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000);
Chief Financial Officer and Executive Vice President - Finance and Strategy,
Staples, Inc. (office supplies) (1992-1996); Senior Vice President - Corporate
Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).

INTERESTED BOARD MEMBERS AND OFFICERS

                                                                       NUMBER OF PORTFOLIOS IN
     NAME, YEAR OF BIRTH                               LENGTH OF        FUND COMPLEX OVERSEEN
         AND ADDRESS                POSITION          TIME SERVED          BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
-----------------------------   ---------------   ------------------   -----------------------   -----------------------------------
**CHARLES B. JOHNSON (1933)     Trustee and       Trustee since        135                       None
One Franklin Parkway            Chairman of       1992 and
San Mateo, CA 94403-1906        the Board         Chairman of the
                                                  Board since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin
Resources, Inc.; Director, Templeton Worldwide, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin
Templeton Investments.


                               Annual Report | 35

                                                                       NUMBER OF PORTFOLIOS IN
     NAME, YEAR OF BIRTH                               LENGTH OF        FUND COMPLEX OVERSEEN
         AND ADDRESS                POSITION          TIME SERVED          BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
-----------------------------   ---------------   ------------------   -----------------------   -----------------------------------
**GREGORY E. JOHNSON (1961)     Trustee           Since 2007           91                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, President and Chief Executive Officer, Franklin Resources, Inc.;
President, Templeton Worldwide, Inc.; Director, Templeton Asset Management Ltd.;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 32 of the investment companies in Franklin Templeton Investments.

JAMES M. DAVIS (1952)           Chief             Chief Compliance     Not Applicable            Not Applicable
One Franklin Parkway            Compliance        Officer since 2004
San Mateo, CA 94403-1906        Officer and       and Vice President
                                Vice President    - AML Compliance
                                - AML             since 2006
                                Compliance

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of
Compliance, Franklin Resources, Inc. (1994-2001).

LAURA F. FERGERSON (1962)       Chief             Since March 2009     Not Applicable            Not Applicable
One Franklin Parkway            Executive
San Mateo, CA 94403-1906        Officer -
                                Finance and
                                Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004);
Assistant Treasurer of most of the investment companies in Franklin Templeton
Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).

GASTON GARDEY (1967)            Treasurer,        Since March 2009     Not Applicable            Not Applicable
One Franklin Parkway            Chief Financial
San Mateo, CA 94403-1906        Officer and
                                Chief
                                Accounting
                                Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton Investments.

ALIYA S. GORDON (1973)          Vice President    Since March 2009     Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Associate General Counsel, Franklin Templeton Investments; officer of 45 of the investment companies in Franklin Templeton Investments; and FORMERLY, Litigation
Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

DAVID P. GOSS (1947)            Vice President    Since 2000           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and/or director, as the case maybe, of some of the other subsidiaries of Franklin
Resources, Inc. and of 45 of the investment companies in Franklin Templeton
Investments.


                               36 | Annual Report

                                                                       NUMBER OF PORTFOLIOS IN
     NAME, YEAR OF BIRTH                               LENGTH OF        FUND COMPLEX OVERSEEN
         AND ADDRESS                POSITION          TIME SERVED          BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
-----------------------------   ---------------   ------------------   -----------------------   -----------------------------------
RUPERT H. JOHNSON, JR. (1940)   President and     Since 2002           Not Applicable            Not Applicable
One Franklin Parkway            Chief
San Mateo, CA 94403-1906        Executive
                                Officer -
                                Investment
                                Management

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.; Director, Franklin Advisers, Inc. and Templeton Worldwide, Inc.; Senior
Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 43 of the investment companies in Franklin Templeton
Investments.

KAREN L. SKIDMORE (1952)        Vice President    Since 2006           Not Applicable            Not Applicable
One Franklin Parkway            and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of
29 of the investment companies in Franklin Templeton Investments.

CRAIG S. TYLE (1960)            Vice President    Since 2005           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner,
Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company
Institute (ICI) (1997-2004).

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's administrator and distributor. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2006. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL (800) DIAL BEN/(800) 342-5236 TO REQUEST THE SAI.


                               Annual Report | 37

Institutional Fiduciary Trust

SHAREHOLDER INFORMATION

IFT MONEY MARKET PORTFOLIO

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held April 14, 2009, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for Money Market Portfolio, one of the two separate funds within the Trust (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis report prepared by management. The Lipper reports compared each Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged each Fund. Such material also discussed some of the actions taken by management in coping with problems arising out of the past year's financial upheaval.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board's


                               38 | Annual Report

Institutional Fiduciary Trust

IFT MONEY MARKET PORTFOLIO

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Among other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a pre-designated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, and the continuous enhancements to and high industry ranking given the Franklin Templeton website. Particular attention was given to the overall performance and actions taken by the Manager and its affiliates in response to problems arising out of the market turmoil and financial crisis experienced during the past year. In this respect, the Board noted that management's independent credit analysis and diligent risk management procedures had minimized exposure of funds within the Franklin Templeton complex to subprime mortgages and that its continuous monitoring of counterparty credit risk had limited fund exposure to firms experiencing financial difficulties like Bear Stearns and AIG. The same type of conservative approach and attention to risk had also prevented any structured investment products or other volatile instruments from being held in the portfolios of the Fund or any of the other money market funds within the Franklin Templeton complex. The Board also took into account, among other things, management's efforts in establishing a $725 million global credit facility for the benefit of the funds and other accounts managed by Franklin Templeton Investments to provide a source of cash for


                               Annual Report | 39

Institutional Fiduciary Trust

IFT MONEY MARKET PORTFOLIO

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager's parent company and its commitment to the mutual fund business. The Board also noted that during the past year Franklin Templeton Investments, like many other fund managers, had announced a hiring freeze and implemented employee reductions, and the Board discussed with management the nature of such reductions and steps being taken to minimize any negative impact on the nature and quality of services being provided the Fund.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewal. The Lipper reports prepared for each individual Fund showed its investment performance in comparison to a performance universe selected by Lipper for the one-year period ended January 31, 2009, and for additional yearly periods ended that date depending on when the Fund commenced operations. The following summarizes the performance results for the Fund and the Board's view of such performance.

The performance universe for the Fund consisted of the Fund and all institutional money market funds as selected by Lipper. The Lipper report comparison showed the Fund's total return to be in the second-lowest quintile of such universe for the one-year period, and on an annualized basis to be in the second-lowest quintile of such universe for each of the previous three- and five-year periods, and the middle quintile of such universe for the previous 10-year period. This Fund is managed with a conservative approach with investments made only in those securities having the highest short-term ratings from rating agencies that rate such securities and constant monitoring that avoided ownership of any downgraded securities to Tier 2 status. The Board found such performance to be acceptable, noting that the Fund's one-year return was within 40 basis points of the performance universe median and for each of such annualized periods was within 16 basis points of the performance universe median.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon historical information taken from each fund's most recent annual report and, as a result of the severe decline in mutual fund industry assets during the last quarter of 2008, is based on asset levels that are higher than the level currently existing for most funds. While recognizing the limitations inherent in Lipper's methodology and recognizing that current expense ratios may increase


                               40 | Annual Report

Institutional Fiduciary Trust

IFT MONEY MARKET PORTFOLIO

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

as assets decline, the Board believed that the independent analysis conducted by Lipper remained an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund's contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the master money fund through which the Fund invests, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of a management fee. In the case of Money Market Portfolio, its Lipper report showed its contractual investment management fee rate and actual total expenses to be in the most expensive quintile of its Lipper expense group. In discussing these expenses, management pointed out to the Board that this Fund is not actively marketed and largely serves as an alternative and frequent temporary investment vehicle for institutional investors and other funds within the Franklin/Templeton/Mutual Series families and provides same day wiring and exchange privileges for its shareholders. Management also pointed out that the Fund's actual total expenses were within 19 basis points of its expense group median. Based upon management's discussions and points raised, the Board found the comparative expenses of this Fund to be acceptable.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to the Fund during the 12-month period ended September 30, 2008, being the most recent fiscal year end for Franklin Resources, Inc., the Manager's parent. During such period, the assets of the Franklin Templeton U.S. fund business were significantly higher than currently existing, and to such extent the profitability analysis does not reflect current fund operations. While taking this into account in assessing the significance of the Fund profitability analysis, the Board recognized such analysis was made at a given point in time and that the decline in assets and effect on profitability would be reflected in the profitability analysis covering Franklin Resources' 2009 fiscal year period. In reviewing the analysis, attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager's own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund's independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Fund's Board solely for their


                               Annual Report | 41

Institutional Fiduciary Trust

IFT MONEY MARKET PORTFOLIO

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Fund is part of a master-feeder relationship and the advisory fee at the master fund level for the Fund is a flat rate of 0.15% at all asset levels. In addition, a separate fee for administrative services amounting to 0.20% at all asset levels is charged to the Fund. Management pointed out that a significant portion of the Fund's assets at any given time consisted of investments by other funds within the Franklin Templeton complex pursuant to cash sweep arrangements aimed at efficient management of their excess cash. It was further noted that shareholders of funds participating in such arrangements benefited from the fact that their fund's normally higher advisory and administrative fees were reduced to the levels charged the Fund on assets invested under such cash sweep arrangements. While intending to monitor this issue, the Board believed it problematic in view of the nature and role served by this Fund, the way it is managed, and the services it provides that the Manager and its affiliates benefited from any meaningful economies of scale that were not reflected in the level of advisory and administrative fees charged the Fund and its shareholders.


                               42 | Annual Report

Institutional Fiduciary Trust

IFT MONEY MARKET PORTFOLIO

PROXY VOTING POLICIES AND PROCEDURES

The Trust's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.


                               Annual Report | 43

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

(FRANKLIN TEMPLETON INSTITUTIONAL(R) LOGO)   600 Fifth Avenue
                                             New York, NY 10020

ANNUAL REPORT
INSTITUTIONAL FIDUCIARY TRUST
Money Market Portfolio

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
One Franklin Parkway
San Mateo, CA 94403-1906

FRANKLIN TEMPLETON INSTITUTIONAL SERVICES
(800) 321-8563
ftinstitutional.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

140 A2009 08/09



ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $64,484 for the fiscal year ended June 30, 2009 and $58,558 for the fiscal year ended June 30, 2008.

(b) Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $6,000 for the fiscal year ended June 30, 2009 and $0 for the fiscal year ended June 30, 2008. The services for which these fees were paid included tax compliance and advice.

(d) All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended June 30, 2009 and $3,074 for the fiscal year ended June 30, 2008. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended June 30, 2009 and $281,003 for the fiscal year ended June 30, 2008. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

         (i) pre-approval of all audit and audit related services;

         (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

         (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

         (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $6,000 for the fiscal year ended June 30, 2009 and $284,077 for the fiscal year ended June 30, 2008.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.           N/A

ITEM 6. SCHEDULE OF INVESTMENTS.                         N/A

ITEM 7. DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.                 N/A

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.              N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INSTITUTIONAL FIDUCIARY TRUST

By /S/Laura F. Fergerson
   -------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/Laura F. Fergerson
   -------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  August 27, 2009


By /S/Gaston Gardey
   ---------------------
      Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date  August 27, 2009